Pioneer Bond Fund

Schedule of Investments | March 31, 2021

Ticker Symbols: Class A PIOBX Class C PCYBX Class K PBFKX Class R PBFRX Class Y PICYX

Schedule of Investments | 3/31/21 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 105.6%
	COMMON STOCK - 0.0%† of Net Assets
	Auto Components - 0.0%†
593	Lear Corp.	$107,481
	Total Auto Components	$107,481
	TOTAL COMMON STOCK
	(Cost $69,268)	$107,481
	CONVERTIBLE PREFERRED STOCKS - 1.7% of Net Assets
	Banks - 1.7%
17,176(a)	Bank of America Corp., 7.25%	$24,012,048
52,347(a)	Wells Fargo & Co., 7.5%	74,197,162
	Total Banks	$98,209,210
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $96,198,557)	$98,209,210
Principal Amount USD ($)
	ASSET BACKED SECURITIES - 12.6% of Net Assets
480,982(b)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 0.336% (1 Month USD LIBOR + 23 bps), 11/15/40 (144A)	$473,426
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class B, 8.37%, 1/15/46 (144A)	598,792
10,314,685	A10 Bridge Asset Financing LLC, Series 2019-B, Class A1, 3.085%, 8/15/40 (144A)	10,404,597
2,000,000(b)	ABPCI Direct Lending Fund CLO X LP, Series 2020-10A, Class A1A, 2.196% (3 Month USD LIBOR + 195 bps), 1/20/32 (144A)	2,006,362
611,419	Access Point Funding I LLC, Series 2017-A, Class B, 3.97%, 4/15/29 (144A)	612,622
4,000,000	American Credit Acceptance Receivables Trust, Series 2019-2, Class E, 4.29%, 6/12/25 (144A)	4,206,330
800,000	Amur Equipment Finance Receivables V LLC, Series 2018-1A, Class C, 3.74%, 4/22/24 (144A)	807,523
1,249,999	Amur Equipment Finance Receivables V LLC, Series 2018-1A, Class D, 3.98%, 4/22/24 (144A)	1,261,844
1,675,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class C, 4.27%, 1/20/23 (144A)	1,712,628
5,784,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class D, 4.45%, 6/20/23 (144A)	5,874,389
3,833,000	Amur Equipment Finance Receivables VII LLC, Series 2019-1A, Class B, 2.8%, 3/20/25 (144A)	3,936,273
2,676,000	Amur Equipment Finance Receivables VII LLC, Series 2019-1A, Class E, 4.47%, 3/20/25 (144A)	2,685,693
5,900,000	Aqua Finance Trust, Series 2019-A, Class C, 4.01%, 7/16/40 (144A)	6,236,097
2,300,000	Aqua Finance Trust, Series 2020-AA, Class C, 3.97%, 7/17/46 (144A)	2,368,903
7,000,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class B, 3.37%, 6/15/25 (144A)	7,192,136
3,000,000(b)	ASSURANT CLO, Ltd., Series 2018-3A, Class E, 6.374% (3 Month USD LIBOR + 615 bps), 10/20/31 (144A)	2,812,725
1,250,000(b)	ASSURANT CLO, Ltd., Series 2019-5A, Class D, 4.441% (3 Month USD LIBOR + 420 bps), 1/15/33 (144A)	1,256,665
1,110,407	Avid Automobile Receivables Trust, Series 2018-1, Class B, 3.85%, 7/15/24 (144A)	1,111,705
2,000,000	Avid Automobile Receivables Trust, Series 2019-1, Class C, 3.14%, 7/15/26 (144A)	2,052,217
8,750,000(b)	Battalion CLO XV, Ltd., Series 2020-15A, Class D, 3.473% (3 Month USD LIBOR + 325 bps), 1/17/33 (144A)	8,780,039
2,301,000(c)	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL3, Class B2, 4.75%, 11/28/53 (144A)	2,587,844
915,645	BCC Funding XIV LLC, Series 2018-1A, Class B, 3.39%, 8/21/23 (144A)	920,913
1,300,000	BCC Funding XVII LLC, Series 2020-1, Class C, 2.5%, 9/22/25 (144A)	1,302,317
2,000,000(b)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 7.261% (3 Month USD LIBOR + 702 bps), 1/15/33 (144A)	1,999,908
517,943	BXG Receivables Note Trust, Series 2015-A, Class A, 2.88%, 5/2/30 (144A)	518,509
2,750,000(b)	Carlyle US CLO, Ltd., Series 2019-4A, Class C, 4.241% (3 Month USD LIBOR + 400 bps), 1/15/33 (144A)	2,766,005
7,958,755(c)	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.0%, 11/25/44 (144A)	8,334,576
8,600,000	CIG Auto Receivables Trust, Series 2019-1A, Class B, 3.59%, 8/15/24 (144A)	8,794,548
605,345(b)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 0.759% (1 Month USD LIBOR + 65 bps), 9/25/42 (144A)	601,920
231,545	Conn's Receivables Funding LLC, Series 2019-A, Class A, 3.4%, 10/16/23 (144A)	232,686
4,264,323	Conn's Receivables Funding LLC, Series 2019-B, Class B, 3.62%, 6/17/24 (144A)	4,282,478
7,600,000	Continental Credit Card ABS LLC, Series 2019-1A, Class A, 3.83%, 8/15/26 (144A)	7,785,927
3,000,000	CoreVest American Finance Trust, Series 2017-1, Class C, 3.756%, 10/15/49 (144A)	3,051,464
2,400,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	2,380,090
1,042,394	Diamond Resorts Owner Trust, Series 2019-1A, Class B, 3.53%, 2/20/32 (144A)	1,068,662
9,207,000	Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/49 (144A)	9,677,386
108,899(b)	DRB Prime Student Loan Trust, Series 2016-B, Class A1, 1.909% (1 Month USD LIBOR + 180 bps), 6/25/40 (144A)	109,652
2,400,000	Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26	2,467,713
1,650,000	Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%, 5/15/28	1,734,652
4,200,000(b)	Dryden 78 CLO, Ltd., Series 2020-78A, Class E, 6.823% (3 Month USD LIBOR + 660 bps), 4/17/33 (144A)	4,206,220
1,800,000	Elm Trust, Series 2020-3A, Class A2, 2.954%, 8/20/29 (144A)	1,804,211
4,000,000	ExteNet LLC, Series 2019-1A, Class C, 5.219%, 7/26/49 (144A)	4,174,892
6,000,000	Fair Square Issuance Trust, Series 2020-AA, Class C, 5.4%, 9/20/24 (144A)	6,119,084
721,900	FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31 (144A)	732,556
888,492	FCI Funding LLC, Series 2019-1A, Class B, 0.0%, 2/18/31 (144A)	896,353
2,650,000(c)	Finance of America HECM Buyout, Series 2021-HB1, Class M2, 2.084%, 2/25/31 (144A)	2,636,476
9,068,713(c)	Finance of America Structured Securities Trust, Series 2019-A, Class JR2, 0.0%, 3/25/69	9,736,927
10,396,240(c)	Finance of America Structured Securities Trust, Series 2019-JR3, Class JR2, 2.0%, 9/25/69	11,024,452
4,500,000(b)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 4.574% (3 Month USD LIBOR + 435 bps), 1/20/33 (144A)	4,514,697
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
1,000,000(b)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class D, 7.924% (3 Month USD LIBOR + 770 bps), 1/20/33 (144A)	$981,839
1,000,000(b)	Fort Washington CLO, Series 2019-1A, Class E, 7.474% (3 Month USD LIBOR + 725 bps), 10/20/32 (144A)	1,000,708
3,750,000	Foundation Finance Trust, Series 2019-1A, Class B, 4.22%, 11/15/34 (144A)	3,780,844
6,400,000	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	6,362,781
4,200,000	Four Seas LP, Series 2017-1A, Class A2, 5.927%, 8/28/27 (144A)	3,678,039
1,750,000	Foursight Capital Automobile Receivables Trust, Series 2019-1, Class D, 3.27%, 6/16/25 (144A)	1,814,054
4,390,000(b)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class D, 4.074% (3 Month USD LIBOR + 385 bps), 1/20/33 (144A)	4,431,753
4,226,625	Hardee's Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (144A)	4,442,606
5,000,000(b)	Harriman Park CLO, Ltd., Series 2020-1A, Class D, 3.864% (3 Month USD LIBOR + 364 bps), 4/20/31 (144A)	5,002,010
1,850,000	Hertz Fleet Lease Funding LP, Series 2018-1, Class C, 3.77%, 5/10/32 (144A)	1,859,165
2,800,000	Hertz Fleet Lease Funding LP, Series 2018-1, Class D, 4.17%, 5/10/32 (144A)	2,816,582
893,921	HIN Timeshare Trust, Series 2020-A, Class D, 5.5%, 10/9/39 (144A)	927,849
4,176,000	HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/44 (144A)	4,128,937
3,535,497	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	3,495,667
4,903,876	Home Partners of America Trust, Series 2019-2, Class E, 3.32%, 10/19/39 (144A)	4,783,534
5,250,000	Horizon Funding LLC, Series 2019-1A, Class A1, 4.21%, 9/15/27 (144A)	5,302,500
673,740	Icon Brand Holdings LLC, Series 2012-1A, Class A, 4.229%, 1/25/43 (144A)	333,868
185,252	Icon Brand Holdings LLC, Series 2013-1A, Class A2, 4.352%, 1/25/43 (144A)	91,793
3,650,000(b)	Invitation Homes Trust, Series 2018-SFR1, Class C, 1.358% (1 Month USD LIBOR + 125 bps), 3/17/37 (144A)	3,656,287
4,729,060(b)	Invitation Homes Trust, Series 2018-SFR2, Class D, 1.556% (1 Month USD LIBOR + 145 bps), 6/17/37 (144A)	4,732,932
6,860,000(b)	Invitation Homes Trust, Series 2018-SFR3, Class D, 1.758% (1 Month USD LIBOR + 165 bps), 7/17/37 (144A)	6,885,323
5,340,208(b)	Invitation Homes Trust, Series 2018-SFR3, Class E, 2.108% (1 Month USD LIBOR + 200 bps), 7/17/37 (144A)	5,340,203
3,565,643	JG Wentworth XLI LLC, Series 2018-1A, Class A, 3.74%, 10/17/72 (144A)	3,842,177
5,945,113	JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)	6,398,993
247,038	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	258,504
3,200,000(b)	Kayne CLO 7, Ltd., Series 2020-7A, Class E, 6.723% (3 Month USD LIBOR + 650 bps), 4/17/33 (144A)	3,211,949
2,100,000	LL ABS Trust, Series 2019-1A, Class B, 3.52%, 3/15/27 (144A)	2,134,447
6,000,000(b)	M360 LLC, Series 2019-CRE2, Class A, 1.506% (1 Month USD LIBOR + 140 bps), 9/15/34 (144A)	5,999,998
4,850,000(b)	Madison Park Funding XXII, Ltd., Series 2016-22A, Class ER, 6.941% (3 Month USD LIBOR + 670 bps), 1/15/33 (144A)	4,792,067
3,750,000(b)	Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class D, 3.991% (3 Month USD LIBOR + 375 bps), 1/15/33 (144A)	3,763,436
4,400,000(b)	Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class E, 7.491% (3 Month USD LIBOR + 725 bps), 1/15/33 (144A)	4,401,162
5,950,000	Marlette Funding Trust, Series 2019-2A, Class C, 4.11%, 7/16/29 (144A)	6,087,164
1,750,000	Marlin Receivables LLC, Series 2018-1A, Class C, 3.7%, 6/20/23 (144A)	1,756,001
7,550,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54%, 3/20/26 (144A)	7,550,351
3,207,564(c)	Mill City Mortgage Loan Trust, Series 2017-3, Class B2, 3.25%, 1/25/61 (144A)	3,185,618
2,795,782(c)	Mill City Mortgage Loan Trust, Series 2018-2, Class B1, 3.75%, 5/25/58 (144A)	2,803,713
9,467,816(c)	Mill City Mortgage Loan Trust, Series 2018-3, Class M3, 3.25%, 8/25/58 (144A)	9,630,482
3,332,000(c)	Mill City Mortgage Trust, Series 2015-1, Class B3, 3.671%, 6/25/56 (144A)	3,459,726
2,797,652	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	2,919,555
1,802,831	Mosaic Solar Loan Trust, Series 2019-2A, Class C, 4.35%, 9/20/40 (144A)	1,806,409
1,327,564	Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.1%, 4/20/46 (144A)	1,339,852
924,416	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	976,823
2,850,000(b)	Newark BSL CLO 1, Ltd., Series 2016-1A, Class CR, 3.213% (3 Month USD LIBOR + 300 bps), 12/21/29 (144A)	2,850,088
2,119,818(b)	Newtek Small Business Loan Trust, Series 2017-1, Class A, 2.109% (1 Month USD LIBOR + 200 bps), 2/25/43 (144A)	2,108,632
2,300,000	NMEF Funding 2015-A LLC, Series 2021-A, Class C, 2.58%, 12/15/27 (144A)	2,291,056
1,500,000	NMEF Funding LLC, Series 2019-A, Class B, 3.06%, 8/17/26 (144A)	1,526,659
3,000,000	NMEF Funding LLC, Series 2019-A, Class C, 3.3%, 8/17/26 (144A)	3,075,858
3,000,000	NMEF Funding LLC, Series 2019-A, Class D, 4.39%, 8/17/26 (144A)	3,072,688
2,700,000	Oportun Funding XIV LLC, Series 2021-A, Class C, 3.44%, 3/8/28 (144A)	2,698,733
4,087,645	Orange Lake Timeshare Trust, Series 2019-A, Class D, 4.93%, 4/9/38 (144A)	4,130,263
2,961,740	Oxford Finance Funding LLC, Series 2019-1A, Class B, 5.438%, 2/15/27 (144A)	3,064,962
4,000,000(b)	Palmer Square Loan Funding, Ltd., Series 2020-1A, Class B, 2.082% (3 Month USD LIBOR + 190 bps), 2/20/28 (144A)	4,001,084
4,000,000(b)	Palmer Square Loan Funding, Ltd., Series 2020-1A, Class D, 5.032% (3 Month USD LIBOR + 485 bps), 2/20/28 (144A)	3,820,836
5,500,000	Perimeter Master Note Business Trust, Series 2019-2A, Class B, 5.21%, 5/15/24 (144A)	5,679,177
5,000,000	PG Receivables Finance, Series 2020-1, Class A1, 3.968%, 7/20/25 (144A)	5,021,875
2,350,000	PG Receivables Finance, Series 2020-1, Class B, 4.705%, 7/20/25 (144A)	2,360,281
3,730,000	Progress Residential Trust, Series 2017-SFR1, Class E, 4.261%, 8/17/34 (144A)	3,762,833
3,250,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/35 (144A)	3,275,616
5,810,000	Progress Residential Trust, Series 2018-SFR3, Class E, 4.873%, 10/17/35 (144A)	5,892,791
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
8,370,000	Progress Residential Trust, Series 2019-SFR2, Class E, 4.142%, 5/17/36 (144A)	$8,544,202
8,500,000(b)	Race Point VIII CLO, Ltd., Series 2013-8A, Class CR2, 2.232% (3 Month USD LIBOR + 205 bps), 2/20/30 (144A)	8,502,057
4,000,000(b)	Race Point VIII CLO, Ltd., Series 2013-8A, Class DR2, 3.682% (3 Month USD LIBOR + 350 bps), 2/20/30 (144A)	4,000,588
8,000,000	Republic FInance Issuance Trust, Series 2019-A, Class A, 3.43%, 11/22/27 (144A)	8,113,999
7,400,000	SCF Equipment Leasing LLC, Series 2019-1A, Class C, 3.92%, 11/20/26 (144A)	7,435,651
3,404,000	SCF Equipment Leasing LLC, Series 2019-2A, Class A2, 2.47%, 4/20/26 (144A)	3,494,200
4,600,000	SCF Equipment Leasing LLC, Series 2019-2A, Class C, 3.11%, 6/21/27 (144A)	4,825,688
5,000,000(b)	Signal Peak CLO 2 LLC, Series 2015-1A, Class DR2, 3.074% (3 Month USD LIBOR + 285 bps), 4/20/29 (144A)	4,914,515
1,162,000	Small Business Lending Trust, Series 2019-A, Class B, 3.42%, 7/15/26 (144A)	1,154,420
4,000,000(b)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class D, 4.351% (3 Month USD LIBOR + 411 bps), 1/15/33 (144A)	4,023,588
4,100,000(b)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class E, 7.861% (3 Month USD LIBOR + 762 bps), 1/15/33 (144A)	4,118,753
2,750,000(b)	Sound Point CLO XXVIII Ltd., Series 2020-3A, Class D, 3.905% (3 Month USD LIBOR + 365 bps), 1/25/32 (144A)	2,757,095
10,142,769	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	10,221,688
8,750,000(b)	Symphony CLO XXII, Ltd., Series 2020-22A, Class C, 2.373% (3 Month USD LIBOR + 215 bps), 4/18/33 (144A)	8,698,086
2,330,701	Tidewater Auto Receivables Trust, Series 2018-AA, Class C, 3.84%, 11/15/24 (144A)	2,349,373
1,078,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class D, 4.3%, 11/15/24 (144A)	1,095,489
42,064	TLF National Tax Lien Trust, Series 2017-1A, Class B, 3.84%, 12/15/29 (144A)	42,335
12,500,000(c)	Towd Point Mortgage Trust, Series 2015-2, Class 1B3, 3.504%, 11/25/60 (144A)	12,232,179
6,000,000(c)	Towd Point Mortgage Trust, Series 2015-6, Class B1, 3.89%, 4/25/55 (144A)	6,349,823
9,700,000(c)	Towd Point Mortgage Trust, Series 2016-1, Class B1, 3.893%, 2/25/55 (144A)	10,186,287
7,000,000(c)	Towd Point Mortgage Trust, Series 2016-3, Class B1, 4.099%, 4/25/56 (144A)	7,495,422
5,630,000(c)	Towd Point Mortgage Trust, Series 2017-1, Class B2, 3.821%, 10/25/56 (144A)	5,879,483
12,925,000(c)	Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.148%, 4/25/57 (144A)	13,543,359
13,920,000(c)	Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.496%, 6/25/57 (144A)	14,160,592
8,000,000(c)	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.25%, 6/25/57 (144A)	8,161,389
3,200,000(c)	Towd Point Mortgage Trust, Series 2017-6, Class M2, 3.25%, 10/25/57 (144A)	3,274,086
5,161,000(c)	Towd Point Mortgage Trust, Series 2018-1, Class B1, 3.772%, 1/25/58 (144A)	5,334,844
10,996,835(c)	Towd Point Mortgage Trust, Series 2018-3, Class M1, 3.875%, 5/25/58 (144A)	11,415,778
11,185,000(c)	Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875%, 5/25/58 (144A)	11,116,751
1,906,478(c)	Towd Point Mortgage Trust, Series 2018-SJ1, Class XA, 5.0%, 10/25/58 (144A)	1,952,490
7,830,000(c)	Towd Point Mortgage Trust, Series 2019-4, Class B1B, 3.5%, 10/25/59 (144A)	7,502,066
19,600,000(c)	Towd Point Mortgage Trust, Series 2019-4, Class M2B, 3.25%, 10/25/59 (144A)	19,169,049
20,380,000(b)	Towd Point Mortgage Trust, Series 2019-HY2, Class M2, 2.009% (1 Month USD LIBOR + 190 bps), 5/25/58 (144A)	20,719,620
1,846,028(c)	Towd Point Mortgage Trust, Series 2019-HY2, Class XA, 5.0%, 5/25/58 (144A)	1,844,775
5,550,000(c)	Towd Point Mortgage Trust, Series 2019-SJ3, Class A2, 3.0%, 11/25/59 (144A)	5,621,903
7,700,000(c)	Towd Point Mortgage Trust, Series 2020-2, Class M1B, 3.0%, 4/25/60 (144A)	7,579,379
10,000,000(c)	Towd Point Mortgage Trust, Series 2019-3, Class M2D, 3.25%, 2/25/59 (144A)	10,060,268
8,500,000(c)	Towd Point Mortgage Trust, Series 2019-3, Class M2E, 3.0%, 2/25/59 (144A)	8,373,478
2,000,000(b)	Towd Point Mortgage Trust, Series 2019-HY2, Class B1, 2.359% (1 Month USD LIBOR + 225 bps), 5/25/58 (144A)	2,008,939
8,500,000	Tricon American Homes Trust, Series 2017-SFR2, Class B, 3.275%, 1/17/36 (144A)	8,675,047
9,411,000	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, 3/17/38 (144A)	9,693,836
5,650,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	5,511,283
1,050,000(b)	Trinitas CLO VI Ltd., Series 2017-6A, Class DR4, 0.0% (3 Month USD LIBOR + 425 bps), 1/25/34 (144A)	1,050,171
2,125,000	United Auto Credit Securitization Trust, Series 2019-1, Class E, 4.29%, 8/12/24 (144A)	2,170,192
7,907	United States Small Business Administration, 6.14%, 1/1/22	8,049
89,163	United States Small Business Administration, Series 2005-20B, Class 1, 4.625%, 2/1/25	93,730
88,800	United States Small Business Administration, Series 2005-20E, Class 1, 4.84%, 5/1/25	93,573
150,611	United States Small Business Administration, Series 2008-20D, Class 1, 5.37%, 4/1/28	164,378
142,529	United States Small Business Administration, Series 2008-20H, Class 1, 6.02%, 8/1/28	158,310
95,713	United States Small Business Administration, Series 2008-20J, Class 1, 5.63%, 10/1/28	105,085
87,603	United States Small Business Administration, Series 2008-20L, Class 1, 6.22%, 12/1/28	97,984
32,037	United States Small Business Administration, Series 2009-20A, Class 1, 5.72%, 1/1/29	35,330
81,919	United States Small Business Administration, Series 2009-20I, Class 1, 4.2%, 9/1/29	87,638
4,000,000	Upstart Securitization Trust, Series 2020-1, Class C, 4.899%, 4/22/30 (144A)	4,120,434
2,110,807	US Auto Funding LLC, Series 2019-1A, Class B, 3.99%, 12/15/22 (144A)	2,131,153
266,798	Welk Resorts LLC, Series 2015-AA, Class A, 2.79%, 6/16/31 (144A)	266,896
1,026,869	Welk Resorts LLC, Series 2017-AA, Class B, 3.41%, 6/15/33 (144A)	1,028,024
1,768,513	Welk Resorts LLC, Series 2019-AA, Class C, 3.34%, 6/15/38 (144A)	1,819,417
848,846	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	871,335
2,763,599	Westgate Resorts LLC, Series 2018-1A, Class C, 4.1%, 12/20/31 (144A)	2,744,096
4,929,746	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	5,197,145
2,900,000	Westlake Automobile Receivables Trust, Series 2019-3A, Class E, 3.59%, 3/17/25 (144A)	2,998,593
3,220,000	Westlake Automobile Receivables Trust, Series 2020-2A, Class D, 2.76%, 1/15/26 (144A)	3,343,150
1,800,000(b)	Whitebox Clo II Ltd., Series 2020-2A, Class E, 8.092% (3 Month USD LIBOR + 785 bps), 10/24/31 (144A)	1,799,761
1,500,000(b)	Woodmont Trust, Series 2020-7A, Class A1A, 2.047% (3 Month USD LIBOR + 190 bps), 1/15/32 (144A)	1,514,535
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
458,143	WRG Debt Funding II LLC, Series 2017-1, Class A, 4.458%, 3/15/26 (144A)	$453,867
6,400,000(b)	York Clo-4, Ltd., Series 2016-2A, Class CR, 2.374% (3 Month USD LIBOR + 215 bps), 4/20/32 (144A)	6,400,704
	TOTAL ASSET BACKED SECURITIES
	(Cost $714,932,906)	$724,562,620
	COLLATERALIZED MORTGAGE OBLIGATIONS - 15.3% of Net Assets
4,101,152(c)	Ajax Mortgage Loan Trust, Series 2021-A, Class A1, 1.065%, 9/25/65 (144A)	$4,066,126
2,800,000	American Homes 4 Rent Trust, Series 2014-SFR3, Class C, 4.596%, 12/17/36 (144A)	2,996,905
700,000	American Homes 4 Rent Trust, Series 2014-SFR3, Class D, 5.04%, 12/17/36 (144A)	753,700
1,300,000	American Homes 4 Rent Trust, Series 2015-SFR1, Class C, 4.11%, 4/17/52 (144A)	1,370,775
2,320,000(c)	Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1, 4.5%, 11/25/48 (144A)	2,407,018
6,700,000(c)	Angel Oak Mortgage Trust I LLC, Series 2019-2, Class M1, 4.065%, 3/25/49 (144A)	6,916,826
2,404,466(b)	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 1.709% (1 Month USD LIBOR + 160 bps), 4/25/28 (144A)	2,405,217
3,667,248(b)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 1.959% (1 Month USD LIBOR + 185 bps), 10/25/28 (144A)	3,687,492
7,640,000(b)	Bellemeade Re, Ltd., Series 2018-3A, Class M2, 2.859% (1 Month USD LIBOR + 275 bps), 10/25/28 (144A)	7,675,669
4,530,000(b)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 1.859% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	4,482,076
4,060,000(b)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 2.809% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	4,028,245
6,170,000(b)	Bellemeade Re, Ltd., Series 2020-3A, Class M1C, 3.809% (1 Month USD LIBOR + 370 bps), 10/25/30 (144A)	6,274,503
5,350,000(b)	Bellemeade Re, Ltd., Series 2020-3A, Class M2, 4.959% (1 Month USD LIBOR + 485 bps), 10/25/30 (144A)	5,514,660
6,650,000(b)	Bellemeade Re, Ltd., Series 2020-4A, Class M2B, 3.709% (1 Month USD LIBOR + 360 bps), 6/25/30 (144A)	6,625,674
14,400,000(c)	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A2, 3.0%, 5/26/59 (144A)	15,092,721
5,650,000(c)	Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 1.4%, 10/25/63 (144A)	5,386,701
1,950,000(c)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A2, 2.6%, 2/25/55 (144A)	1,987,347
3,250,000(c)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	3,342,221
2,894,280(c)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.0%, 10/25/68 (144A)	3,014,274
3,295,647(c)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class C, 4.0%, 10/25/68 (144A)	3,342,675
4,113,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	4,056,196
2,076,000	Cascade MH Asset Trust, Series 2021-MH1, Class M2, 3.693%, 2/25/46 (144A)	2,053,423
3,800,000(c)	CFMT LLC, Series 2021-HB5, Class M3, 2.91%, 2/25/31 (144A)	3,776,024
2,291,729(c)	Chase Mortgage Finance Corp., Series 2016-SH1, Class M3, 3.75%, 4/25/45 (144A)	2,292,939
2,307,678(c)	Chase Mortgage Finance Corp., Series 2016-SH2, Class M4, 3.75%, 12/25/45 (144A)	2,353,379
4,193,999(b)	Chase Mortgage Reference Notes, Series 2020-CL1, Class M1, 2.359% (1 Month USD LIBOR + 225 bps), 10/25/57 (144A)	4,277,652
1,965,862(c)	CIM Trust, Series 2019-J2, Class B4, 3.824%, 10/25/49 (144A)	1,866,790
7,514,000(c)	CIM Trust, Series 2019-R5, Class M3, 3.5%, 9/25/59 (144A)	7,665,930
5,170,000(c)	CIM Trust, Series 2020-R2, Class M3, 3.0%, 10/25/59 (144A)	5,037,690
5,984,000(c)	CIM Trust, Series 2021-J1, Class B1, 2.679%, 3/25/51 (144A)	5,870,039
5,027,749(c)	Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP2, Class A3, 2.5%, 8/25/50 (144A)	5,108,468
907,536(c)	Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP2, Class A4, 2.5%, 8/25/50 (144A)	917,568
2,400,000(d)	Colony American Finance, Ltd., Series 2016-1, Class D, 5.972%, 6/15/48 (144A)	2,458,789
2,400,000(d)	Colony American Finance, Ltd., Series 2016-2, Class D, 5.028%, 11/15/48 (144A)	2,428,070
4,100,000(b)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 9.359% (1 Month USD LIBOR + 925 bps), 11/25/39 (144A)	4,110,298
8,385,029(b)	Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 2.559% (1 Month USD LIBOR + 245 bps), 7/25/31 (144A)	8,400,758
625,869(b)	Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2, 2.409% (1 Month USD LIBOR + 230 bps), 8/25/31 (144A)	626,877
1,987,197(b)	Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 2.259% (1 Month USD LIBOR + 215 bps), 9/25/31 (144A)	1,991,866
6,285,699(b)	Connecticut Avenue Securities Trust, Series 2019-R06, Class 2M2, 2.209% (1 Month USD LIBOR + 210 bps), 9/25/39 (144A)	6,295,577
7,966,158(b)	Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2, 2.209% (1 Month USD LIBOR + 210 bps), 10/25/39 (144A)	7,971,886
5,090,000(b)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 3.759% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	5,096,322
6,450,000(b)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 3.759% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	6,479,154
2,490,163(c)	CSMC , Series 2021-RPL2, Class M1, 2.75%, 1/25/60 (144A)	2,540,232
2,350,000(c)	CSMC , Series 2021-RPL2, Class M2, 3.25%, 1/25/60 (144A)	2,413,736
1,421,683(c)	CSMC Trust, Series 2013-IVR3, Class B4, 3.392%, 5/25/43 (144A)	1,397,394
1,450,000(c)	Deephaven Residential Mortgage Trust, Series 2020-2, Class M1, 4.112%, 5/25/65 (144A)	1,511,640
1,882,384(b)	Eagle Re, Ltd., Series 2018-1, Class M1, 1.809% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	1,891,235
6,677,369(b)	Eagle Re, Ltd., Series 2019-1, Class M1B, 1.909% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	6,690,581
3,410,000(b)	Eagle Re, Ltd., Series 2020-2, Class M1C, 4.609% (1 Month USD LIBOR + 450 bps), 10/25/30 (144A)	3,486,801
7,280,000(b)	Eagle Re, Ltd., Series 2020-2, Class M2, 5.709% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	7,548,388
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
4,864,517(b)	Fannie Mae Connecticut Avenue Securities, Series 2016-C05, Class 2M2, 4.559% (1 Month USD LIBOR + 445 bps), 1/25/29	$5,061,290
800,237(b)	Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M2, 2.659% (1 Month USD LIBOR + 255 bps), 12/25/30	801,757
500,000(b)	Fannie Mae Connecticut Avenue Securities, Series 2018-C06, Class 1B1, 3.859% (1 Month USD LIBOR + 375 bps), 3/25/31	500,156
312,099(c)	Fannie Mae Grantor Trust, Series 2004-T2, Class 2A, 3.719%, 7/25/43	327,860
8,719,513(b)(e)	Federal Home Loan Mortgage Corp. REMICS, Series 4091, Class SH, 6.444% (1 Month USD LIBOR + 655 bps), 8/15/42	1,827,678
127,482	Federal National Mortgage Association REMICS, Series 2009-36, Class HX, 4.5%, 6/25/29	134,481
502,456	Federal National Mortgage Association REMICS, Series 2013-128, Class DV, 3.0%, 6/25/23	508,302
2,538,004	Finance of America Structured Securities Trust, Series 2018-A, Class JR2, 1.646%, 12/26/68 (144A)	2,701,896
11,627,008(c)	Finance of America Structured Securities Trust, Series 2019-JR2, 0.0%, 6/25/69 (144A)	12,511,232
12,198,075	Finance of America Structured Securities Trust, Series 2019-JR4, Class JR2, 2.0%, 11/25/69 (144A)	12,596,279
7,374,308(c)	Finance of America Structured Securities Trust, Series 2020-JR2, Class JR2, 0.0%, 5/25/50 (144A)	7,538,940
6,643,102(c)	Flagstar Mortgage Trust, Series 2019-1INV, Class B4, 4.595%, 10/25/49 (144A)	6,900,566
8,600,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA2, Class M2, 1.959% (1 Month USD LIBOR + 185 bps), 2/25/50 (144A)	8,566,668
8,720,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA3, Class B1, 5.209% (1 Month USD LIBOR + 510 bps), 6/25/50 (144A)	8,997,227
8,960,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class B1, 6.109% (1 Month USD LIBOR + 600 bps), 8/25/50 (144A)	9,430,682
3,020,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class M2, 3.859% (1 Month USD LIBOR + 375 bps), 8/25/50 (144A)	3,046,962
6,090,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class B1, 4.817% (SOFR30A + 480 bps), 10/25/50 (144A)	6,322,344
7,020,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class M2, 2.817% (SOFR30A + 280 bps), 10/25/50 (144A)	7,060,604
3,830,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B1, 3.017% (SOFR30A + 300 bps), 12/25/50 (144A)	3,770,384
3,400,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B2, 5.667% (SOFR30A + 565 bps), 12/25/50 (144A)	3,297,956
7,890,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-HQA2, Class M2, 3.209% (1 Month USD LIBOR + 310 bps), 3/25/50 (144A)	7,978,610
4,290,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-HQA4, Class B1, 5.359% (1 Month USD LIBOR + 525 bps), 9/25/50 (144A)	4,461,690
5,300,000(b)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B1, 2.667% (SOFR30A + 265 bps), 1/25/51 (144A)	5,074,757
9,820,000(b)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B2, 4.767% (SOFR30A + 475 bps), 1/25/51 (144A)	9,164,098
4,860,000(b)	Freddie Mac Stacr Remic Trust, Series 2021-HQA1, Class B2, 5.017% (SOFR30A + 500 bps), 8/25/33 (144A)	4,569,541
4,230,000(b)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class B1, 4.359% (1 Month USD LIBOR + 425 bps), 10/25/48 (144A)	4,311,458
9,880,000(b)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M2, 2.409% (1 Month USD LIBOR + 230 bps), 10/25/48 (144A)	9,879,993
4,720,809(b)	Freddie Mac Stacr Trust, Series 2019-DNA2, Class M2, 2.559% (1 Month USD LIBOR + 245 bps), 3/25/49 (144A)	4,726,719
4,350,000(b)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class B2, 12.359% (1 Month USD LIBOR + 1,225 bps), 2/25/49 (144A)	5,017,246
2,842,110(b)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class M2, 2.459% (1 Month USD LIBOR + 235 bps), 2/25/49 (144A)	2,847,020
3,165,000(b)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class B2, 11.359% (1 Month USD LIBOR + 1,125 bps), 4/25/49 (144A)	3,543,315
1,394,016(b)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class M2, 2.159% (1 Month USD LIBOR + 205 bps), 4/25/49 (144A)	1,390,527
6,940,000(b)	Freddie Mac Stacr Trust, Series 2019-HRP1, Class M3, 2.359% (1 Month USD LIBOR + 225 bps), 2/25/49 (144A)	6,824,675
950,000(b)	Freddie Mac STACR Trust, Series 2019-DNA4, Class B1, 2.809% (1 Month USD LIBOR + 270 bps), 10/25/49 (144A)	940,733
11,465,925(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class M2, 3.559% (1 Month USD LIBOR + 345 bps), 10/25/29	11,881,879
6,120,000(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, 4.017% (SOFR30A + 400 bps), 11/25/50 (144A)	6,265,559
5,000,000(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, 7.417% (SOFR30A + 740 bps), 11/25/50 (144A)	5,448,561
8,750,000(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B1, 3.417% (SOFR30A + 340 bps), 8/25/33 (144A)	8,662,504
4,716,196(c)	FWD Securitization Trust, Series 2019-INV1, Class A1, 2.81%, 6/25/49 (144A)	4,881,961
2,150,000(c)	FWD Securitization Trust, Series 2019-INV1, Class M1, 3.48%, 6/25/49 (144A)	2,166,460
1,800,000(c)	FWD Securitization Trust, Series 2020-INV1, Class M1, 2.85%, 1/25/50 (144A)	1,820,627
5,647,000(c)	GCAT Trust, Series 2019-RPL1, Class B1, 3.75%, 10/25/68 (144A)	5,434,668
487,214	Government National Mortgage Association, Series 2005-61, Class UZ, 5.25%, 8/16/35	504,623
194,198	Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	198,296
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
505,044	Government National Mortgage Association, Series 2013-169, Class TE, 3.25%, 4/16/27	$537,897
28,775,403(e)	Government National Mortgage Association, Series 2019-159, Class CI, 3.5%, 12/20/49	4,005,625
24,289,649(b)(e)	Government National Mortgage Association, Series 2020-9, Class SA, 3.239% (1 Month USD LIBOR + 335 bps), 1/20/50	1,988,691
3,219,786(c)	GS Mortgage-Backed Securities Trust, Series 2020-PJ1, Class B1, 3.701%, 5/25/50 (144A)	3,404,558
3,902,771(c)	GS Mortgage-Backed Securities Trust, Series 2020-PJ1, Class B2, 3.701%, 5/25/50 (144A)	4,016,241
4,743,323(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class A4, 2.5%, 6/25/51 (144A)	4,777,640
6,548,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class M1, 2.25%, 12/25/60 (144A)	6,229,461
552,936(c)	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3, 2.352%, 9/27/60 (144A)	561,774
5,463,383(c)	GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class A4, 2.5%, 7/25/51 (144A)	5,499,816
750,000(b)	Home Partners of America Trust, Series 2017-1, Class B, 1.458% (1 Month USD LIBOR + 135 bps), 7/17/34 (144A)	750,000
671,773(b)	Home Re, Ltd., Series 2018-1, Class M1, 1.709% (1 Month USD LIBOR + 160 bps), 10/25/28 (144A)	673,044
1,942,129(b)	Home Re, Ltd., Series 2019-1, Class M1, 1.759% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	1,942,749
4,640,000(b)	Home Re, Ltd., Series 2020-1, Class M1C, 4.259% (1 Month USD LIBOR + 415 bps), 10/25/30 (144A)	4,763,732
4,580,000(b)	Home Re, Ltd., Series 2020-1, Class M2, 5.359% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	4,727,141
4,350,000(c)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	4,446,838
2,380,000(c)	Homeward Opportunities Fund I Trust, Series 2020-2, Class M1, 3.897%, 5/25/65 (144A)	2,451,762
4,370,778(c)	JP Morgan Mortgage Trust, Series 2020-3, Class B1A, 3.049%, 8/25/50 (144A)	4,521,036
10,746,572(c)	JP Morgan Mortgage Trust, Series 2020-INV2, Class B1A, 2.968%, 10/25/50 (144A)	10,738,815
14,532,266(c)	JP Morgan Mortgage Trust, Series 2020-LTV1, Class B1A, 3.399%, 6/25/50 (144A)	14,791,067
17,510,302(c)	JP Morgan Mortgage Trust, Series 2020-LTV1, Class B2A, 3.649%, 6/25/50 (144A)	17,953,961
10,041,262(c)	JP Morgan Mortgage Trust, Series 2021-1, Class A3, 2.5%, 6/25/51 (144A)	10,155,793
8,571,809(c)	JP Morgan Mortgage Trust, Series 2021-1, Class A15, 2.5%, 6/25/51 (144A)	8,648,150
17,005,248(c)	JP Morgan Mortgage Trust, Series 2021-3, Class A3, 2.5%, 7/1/51 (144A)	17,219,616
20,650,000	JP Morgan Mortgage Trust, Series 2021-4, Class A3, 2.5%, 8/25/51 (144A)	20,969,430
7,646,566(b)	JP Morgan Wealth Management, Series 2021-CL1, Class M2, 1.567% (SOFR30A + 155 bps), 3/25/51 (144A)	7,646,563
1,507,732	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	1,612,331
612,818(b)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 2.75% (Panamanian Mortgage Reference Rate + -300 bps), 9/8/39 (144A)	632,735
2,288,926(b)	La Hipotecaria Panamanian Mortgage Trust, Series 2014-1A, Class A1, 3.508% (Panamanian Mortgage Reference Rate + -224 bps), 11/24/42 (144A)	2,417,678
7,998,523(b)	LSTAR Securities Investment, Ltd., Series 2019-3, Class A1, 1.615% (1 Month USD LIBOR + 150 bps), 4/1/24 (144A)	7,985,413
462,810(c)	MFA Trust, Series 2020-NQM1, Class A3, 2.3%, 8/25/49 (144A)	470,516
7,800,000(c)	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M3, 3.25%, 7/25/59 (144A)	7,877,413
8,111,690(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-1, Class B1, 3.065%, 12/25/50 (144A)	8,086,115
7,837,728(c)	New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (144A)	7,963,682
10,950,000(c)	New Residential Mortgage Loan Trust, Series 2019-RPL2, Class M2, 3.75%, 2/25/59 (144A)	11,179,354
25,700,000(c)	New Residential Mortgage Loan Trust, Series 2020-RPL1, Class B1, 3.913%, 11/25/59 (144A)	24,512,488
8,500,000(c)	New Residential Mortgage Loan Trust, Series 2020-RPL1, Class M2, 3.5%, 11/25/59 (144A)	8,549,972
2,457,000(b)	Oaktown Re II, Ltd., Series 2018-1A, Class M2, 2.959% (1 Month USD LIBOR + 285 bps), 7/25/28 (144A)	2,475,036
4,330,000(b)	Oaktown Re V, Ltd., Series 2020-2A, Class M1B, 3.709% (1 Month USD LIBOR + 360 bps), 10/25/30 (144A)	4,398,414
3,550,000(b)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 5.359% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	3,617,063
434,695(c)	OBX Trust, Series 2018-EXP1, Class 1A6, 4.5%, 4/25/48 (144A)	436,903
4,800,000	Progress Residential Trust, Series 2017-SFR1, Class B, 3.017%, 8/17/34 (144A)	4,828,769
700,000	Progress Residential Trust, Series 2017-SFR1, Class D, 3.565%, 8/17/34 (144A)	704,972
4,336,292(c)	Provident Funding Mortgage Trust, Series 2020-1, Class B1, 3.309%, 2/25/50 (144A)	4,407,404
5,600,000(c)	Provident Funding Mortgage Trust, Series 2021-1, Class A5, 2.5%, 4/25/51 (144A)	5,617,500
3,591,000(c)	Provident Funding Mortgage Trust, Series 2021-1, Class B1, 2.376%, 4/25/51 (144A)	3,457,469
213,139(b)	Radnor Re, Ltd., Series 2018-1, Class M1, 1.509% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	213,169
7,125,977(b)	Radnor Re, Ltd., Series 2019-1, Class M1B, 2.059% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	7,145,218
3,437,000(b)	Radnor Re, Ltd., Series 2019-1, Class M2, 3.309% (1 Month USD LIBOR + 320 bps), 2/25/29 (144A)	3,441,314
12,000,000(b)	Radnor Re, Ltd., Series 2020-1, Class M1C, 1.859% (1 Month USD LIBOR + 175 bps), 2/25/30 (144A)	11,667,059
2,574	RALI Trust, Series 2003-QS14, Class A1, 5.0%, 7/25/18	2,316
30,936(b)	RESIMAC Premier, Series 2017-1A, Class A1A, 1.057% (1 Month USD LIBOR + 95 bps), 9/11/48 (144A)	30,947
1,250,000(c)	RMF Buyout Issuance Trust, Series 2020-1, Class M3, 2.964%, 2/25/30 (144A)	1,246,624
1,590,000(c)	RMF Buyout Issuance Trust, Series 2020-1, Class M4, 4.191%, 2/25/30 (144A)	1,534,304
5,855,315(c)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	5,820,200
19,500,000(c)	Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class A2, 3.5%, 10/25/51 (144A)	19,493,906
1,309,071(c)	Sequoia Mortgage Trust, Series 2012-6, Class B3, 3.726%, 12/25/42	1,329,729
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
1,279,979(c)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.5%, 8/25/48 (144A)	$1,318,640
2,994,262(c)	Sequoia Mortgage Trust, Series 2021-1, Class B2, 2.673%, 3/25/51 (144A)	2,927,669
4,280,000+(c)	Sequoia Mortgage Trust, Series 2021-2, Class B1, 2.558%, 4/25/51 (144A)	4,269,881
3,659,000+(c)	Sequoia Mortgage Trust, Series 2021-2, Class B2, 2.558%, 4/25/51 (144A)	3,589,614
1,743,000+(c)	Sequoia Mortgage Trust, Series 2021-2, Class B3, 2.558%, 4/25/51 (144A)	1,659,825
11,220,000(b)	STACR Trust, Series 2018-HRP2, Class B1, 4.309% (1 Month USD LIBOR + 420 bps), 2/25/47 (144A)	11,412,083
13,490,000(b)	STACR Trust, Series 2018-HRP2, Class M3, 2.509% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	13,591,596
9,495,000(c)	Towd Point Mortgage Trust, Series 2015-5, Class M1, 3.5%, 5/25/55 (144A)	9,826,437
16,250,000(c)	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.5%, 10/25/59 (144A)	16,700,734
4,390,000(b)	Traingle Re, Ltd., Series 2020-1, Class M1C, 4.609% (1 Month USD LIBOR + 450 bps), 10/25/30 (144A)	4,503,548
3,080,000(b)	Traingle Re, Ltd., Series 2020-1, Class M2, 5.709% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	3,173,592
14,070,000(b)	Traingle Re, Ltd., Series 2021-1, Class M1C, 3.507% (1 Month USD LIBOR + 340 bps), 8/25/33 (144A)	14,069,979
87,278	Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25%, 1/15/32	90,033
26,795	Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25%, 2/15/35	26,793
970,000(c)	Verus Securitization Trust, Series 2020-INV1, Class M1, 5.5%, 3/25/60 (144A)	1,044,007
11,519,034(c)	Visio Trust, Series 2019-2, Class A1, 2.722%, 11/25/54 (144A)	11,813,435
20,260,000(c)	Vista Point Securitization Trust, Series 2020-1, Class A3, 3.201%, 3/25/65 (144A)	20,885,927
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $876,911,463)	$877,366,517
	COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.5% of Net Assets
11,600,000(b)	Austin Fairmont Hotel Trust, Series 2019-FAIR, Class A, 1.156% (1 Month USD LIBOR + 105 bps), 9/15/32 (144A)	$11,593,020
7,460,000	BANK, Series 2017-BNK5, Class AS, 3.624%, 6/15/60	8,084,453
10,350,000	BANK, Series 2017-BNK7, Class AS, 3.748%, 9/15/60	11,298,140
3,294,126(d)(e)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.0%, 7/25/37 (144A)	—
6,200,000(b)	Beast Mortgage Trust, Series 2021-1818, Class A, 1.3% (1 Month USD LIBOR + 105 bps), 3/15/36 (144A)	6,203,235
4,200,000	Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944%, 7/15/51	4,688,877
8,000,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	8,857,921
7,725,000	Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.352%, 12/15/62	8,263,357
3,025,000	Benchmark Mortgage Trust, Series 2020-B18, Class AM, 2.335%, 7/15/53	2,960,104
2,950,000(c)	Benchmark Mortgage Trust, Series 2020-B20, Class C, 3.386%, 10/15/53	2,926,920
1,500,000	Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254%, 12/17/53	1,458,707
2,850,000(c)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.289%, 9/15/48 (144A)	2,928,905
4,700,000(b)	BTH-13 Mortgage Backed Securities Trust, Series 2018-13, Class A, 2.62% (1 Month USD LIBOR + 250 bps), 8/18/21 (144A)	4,692,255
6,786,244(b)	BX Commercial Mortgage Trust, Series 2020-BXLP, Class D, 1.356% (1 Month USD LIBOR + 125 bps), 12/15/36 (144A)	6,780,117
3,200,000(c)	BX Commercial Mortgage Trust, Series 2020-VIV3, Class B, 3.544%, 3/9/44 (144A)	3,355,021
18,960,000	BX Trust, Series 2019-OC11, Class A, 3.202%, 12/9/41 (144A)	19,798,349
4,326,000	Cantor Commercial Real Estate Lending, Series 2019-CF1, Class D, 3.0%, 5/15/52 (144A)	3,972,983
3,675,000	CD Mortgage Trust, Series 2018-CD7, Class A3, 4.013%, 8/15/51	4,100,499
4,000,000	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48	4,343,737
4,206,847(b)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class D, 2.156% (1 Month USD LIBOR + 205 bps), 6/15/34 (144A)	4,077,493
3,400,000(c)	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class B, 4.805%, 3/10/47	3,669,556
6,000,000(c)	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345%, 10/10/47	6,527,452
6,052,000(c)	Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class B, 4.574%, 9/10/58	6,622,143
4,621,000	Citigroup Commercial Mortgage Trust, Series 2016-P5, Class D, 3.0%, 10/10/49 (144A)	3,627,297
4,000,000	Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471%, 10/12/50	4,358,623
3,000,000(c)	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class AS, 4.179%, 3/10/51	3,326,886
7,700,000	Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class A, 4.149%, 1/10/36 (144A)	8,308,884
3,931,962(b)	Cold Storage Trust, Series 2020-ICE5, Class D, 2.206% (1 Month USD LIBOR + 210 bps), 11/15/37 (144A)	3,936,896
2,933,640	COMM Mortgage Trust, Series 2012-CR3, Class A3, 2.822%, 10/15/45	2,996,778
5,000,000(c)	COMM Mortgage Trust, Series 2013-CR11, Class C, 5.12%, 8/10/50 (144A)	5,111,911
6,301,980	COMM Mortgage Trust, Series 2014-UBS3, Class A3, 3.546%, 6/10/47	6,726,399
4,500,000(c)	COMM Mortgage Trust, Series 2014-UBS3, Class C, 4.739%, 6/10/47	4,680,376
4,100,000	COMM Mortgage Trust, Series 2014-UBS4, Class A4, 3.42%, 8/10/47	4,337,036
6,296,657	COMM Mortgage Trust, Series 2015-CR26, Class A3, 3.359%, 10/10/48	6,739,155
4,500,000(c)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	4,701,596
1,500,000(c)	COMM Mortgage Trust, Series 2018-COR3, Class B, 4.513%, 5/10/51	1,662,012
8,375,000(b)	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 2.256% (1 Month USD LIBOR + 215 bps), 5/15/36 (144A)	8,387,739
2,000,000(c)	CSAIL Commercial Mortgage Trust, Series 2016-C6, Class D, 4.953%, 1/15/49 (144A)	1,723,985
1,273,957(b)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 2.017% (SOFR30A + 200 bps), 1/25/51 (144A)	1,277,116
205,840(b)	FREMF Mortgage Trust, Series 2014-KS02, Class B, 5.119% (1 Month USD LIBOR + 500 bps), 8/25/23 (144A)	205,840
902,511(b)	FREMF Mortgage Trust, Series 2014-KF05, Class B, 4.119% (1 Month USD LIBOR + 400 bps), 9/25/22 (144A)	904,438
Principal Amount USD ($)		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
3,700,000(c)	FREMF Mortgage Trust, Series 2015-K51, Class B, 3.954%, 10/25/48 (144A)	$4,026,816
2,623,000(c)	FREMF Mortgage Trust, Series 2017-K66, Class B, 4.035%, 7/25/27 (144A)	2,863,557
2,500,000(c)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.061%, 7/25/27 (144A)	2,637,419
5,000,000(c)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.38%, 2/25/52 (144A)	5,406,951
4,533,697(b)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 2.419% (1 Month USD LIBOR + 230 bps), 6/25/26 (144A)	4,556,027
4,272,820(c)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.6%, 10/25/27 (144A)	3,671,237
5,000,000(b)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 7.019% (1 Month USD LIBOR + 690 bps), 8/25/29	4,050,000
9,000,000(f)	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.0%, 1/25/31 (144A)	4,470,662
110,999,571(e)	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.1%, 1/25/31 (144A)	729,156
9,000,000(e)	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.1%, 1/25/31 (144A)	60,408
5,194,652(c)	FRESB Mortgage Trust, Series 2018-SB52, Class A7F, 3.39%, 6/25/25	5,501,425
28,272,378(c)(e)	Government National Mortgage Association, Series 2017-21, Class IO, 0.645%, 10/16/58	1,430,020
6,500,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48	7,004,268
8,951,000	ILPT Trust, Series 2019-SURF, Class A, 4.145%, 2/11/41 (144A)	10,038,085
4,597,183	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.822%, 8/15/49	4,859,829
5,925,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class C, 3.756%, 1/5/31 (144A)	5,968,617
6,700,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	7,090,698
3,450,000(c)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class B, 3.99%, 6/15/49	3,538,914
6,650,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A3, 3.141%, 12/15/49	7,145,791
2,000,000(c)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.087%, 12/15/49 (144A)	1,678,909
7,640,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	8,618,971
45,714,000(c)(e)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.112%, 6/15/51	426,187
7,150,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	7,423,608
3,563,500(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class C, 4.142%, 3/15/48	3,564,522
6,900,000(c)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.276%, 7/11/40 (144A)	7,418,647
3,666,249(b)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M7, 1.809% (1 Month USD LIBOR + 170 bps), 10/15/49 (144A)	3,655,670
3,780,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	3,492,180
622,425	ReadyCap Commercial Mortgage Trust, Series 2019-6, Class A, 2.833%, 10/25/52 (144A)	633,858
3,810,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617%, 9/15/57	4,169,694
7,801,685	Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A3, 3.294%, 1/15/59	8,378,000
10,000,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3, 2.684%, 10/15/49	10,436,814
10,050,000(c)	Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4, 4.012%, 3/15/51	11,218,801
3,045,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C51, Class A4, 3.311%, 6/15/52	3,258,717
1,750,000(c)	WFRBS Commercial Mortgage Trust, Series 2014-C25, Class D, 3.803%, 11/15/47 (144A)	1,545,593
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $364,384,637)	$371,186,262
	CORPORATE BONDS - 30.4% of Net Assets
	Advertising - 0.3%
12,966,000	Interpublic Group of Cos., Inc., 4.75%, 3/30/30	$15,052,843
4,105,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25 (144A)	4,341,037
	Total Advertising	$19,393,880
	Aerospace & Defense - 1.1%
21,700,000	Boeing Co., 3.75%, 2/1/50	$20,841,535
14,425,000	Boeing Co., 3.9%, 5/1/49	13,955,346
7,910,000	Raytheon Technologies Corp., 4.125%, 11/16/28	8,902,619
19,575,000	Teledyne Technologies, Inc., 2.25%, 4/1/28	19,465,830
	Total Aerospace & Defense	$63,165,330
	Airlines - 1.0%
6,035,112	Air Canada 2017-1 Class AA Pass Through Trust, 3.3%, 1/15/30 (144A)	$5,876,428
12,006,230	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.8%, 8/15/27 (144A)	13,140,820
1,685,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.5%, 4/20/26 (144A)	1,756,613
1,410,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, 4/20/29 (144A)	1,502,778
5,861,396	British Airways 2019-1 Class A Pass Through Trust, 3.35%, 6/15/29 (144A)	5,646,144
4,869,124	British Airways 2019-1 Class AA Pass Through Trust, 3.3%, 12/15/32 (144A)	4,847,869
2,735,975	British Airways 2020-1 Class A Pass Through Trust, 4.25%, 11/15/32 (144A)	2,865,023
3,725,538	British Airways 2020-1 Class B Pass Through Trust, 8.375%, 11/15/28 (144A)	4,239,060
2,715,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	2,950,865
4,998,230	JetBlue 2019-1 Class AA Pass Through Trust, 2.75%, 5/15/32	5,018,729
1,947,000	JetBlue 2020-1 Class A Pass Through Trust, 4.0%, 11/15/32	2,099,040
6,880,000	Southwest Airlines Co., 2.625%, 2/10/30	6,752,186
2,995,000	United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 1/15/26	3,107,313
	Total Airlines	$59,802,868
	Auto Manufacturers - 0.8%
5,390,000	BMW US Capital LLC, 4.15%, 4/9/30 (144A)	$6,138,989
6,885,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	7,430,912
7,044,000	General Motors Co., 6.6%, 4/1/36	9,134,496
8,597,000	General Motors Financial Co., Inc., 4.0%, 1/15/25	9,335,333
12,300,000	Hyundai Capital Services, Inc., 3.0%, 8/29/22 (144A)	12,669,426
	Total Auto Manufacturers	$44,709,156
Principal Amount USD ($)		Value
	Auto Parts & Equipment - 0.1%
3,615,000	Lear Corp., 3.5%, 5/30/30	$3,766,375
	Total Auto Parts & Equipment	$3,766,375
	Banks - 4.7%
16,040,000(c)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	$17,442,137
10,258,000	Banco Santander Chile, 2.7%, 1/10/25 (144A)	10,719,610
3,955,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/25 (144A)	4,440,674
3,000,000	Banco Santander SA, 2.749%, 12/3/30	2,854,283
20,595,000(c)	Bank of America Corp., 2.884% (SOFRRATE + 145 bps), 10/22/30	21,158,108
1,150,000	Bank of America Corp., 4.2%, 8/26/24	1,268,014
6,525,000(a)(c)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	7,120,080
5,205,000(a)(c)	Barclays Plc, 8.0% (5 Year CMT Index + 567 bps)	5,777,550
13,875,000(a)(c)	BNP Paribas SA, 6.625% (5 Year USD Swap Rate + 415 bps) (144A)	15,145,256
3,860,000	BPCE SA, 4.875%, 4/1/26 (144A)	4,346,137
4,442,000(a)(c)	Citigroup, Inc., 4.7% (SOFRRATE + 323 bps)	4,473,094
9,243,000(a)(c)	Credit Suisse Group AG, 5.1% (5 Year CMT Index + 329 bps) (144A)	8,910,252
2,295,000(a)(c)	Credit Suisse Group AG, 5.25% (5 Year CMT Index + 489 bps) (144A)	2,317,950
565,000(a)(c)	Credit Suisse Group AG, 6.375% (5 Year CMT Index + 482 bps) (144A)	601,725
11,725,000(a)(c)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	12,211,822
5,337,000	Danske Bank AS, 5.375%, 1/12/24 (144A)	5,950,823
7,891,000(c)	Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25	8,465,096
6,335,000(c)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	7,081,410
1,305,000	HSBC Bank Plc, 7.65%, 5/1/25	1,579,264
1,300,000(a)(c)	ING Groep NV, 5.75% (5 Year CMT Index + 434 bps)	1,417,975
5,617,000	Intesa Sanpaolo S.p.A., 4.7%, 9/23/49 (144A)	6,268,813
5,550,000(a)(c)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	6,299,250
3,306,000(a)(c)	JPMorgan Chase & Co., 4.6% (SOFRRATE + 313 bps)	3,344,350
6,596,000(a)(c)	JPMorgan Chase & Co., 5.0% (SOFRRATE + 338 bps)	6,818,615
8,675,000	Lloyds Banking Group Plc, 4.65%, 3/24/26	9,705,968
10,505,000(a)(c)	Natwest Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	10,754,494
4,960,000(a)(c)	Societe Generale SA, 5.375% (5 Year CMT Index + 451 bps) (144A)	5,102,600
9,051,000(a)(c)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	9,245,596
11,891,000	Sumitomo Mitsui Financial Group, Inc., 3.202%, 9/17/29	12,249,466
3,133,000	Truist Bank, 2.25%, 3/11/30	3,054,998
10,350,000	UBS AG, 7.625%, 8/17/22	11,281,136
11,650,000(a)(c)	UBS Group AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	12,796,244
21,025,000(c)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	21,100,452
8,153,000(c)	UniCredit S.p.A., 7.296% (5 Year USD 1100 Run ICE Swap Rate + 491 bps), 4/2/34 (144A)	9,604,723
	Total Banks	$270,907,965
	Beverages - 0.7%
25,000,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	$32,136,410
4,758,000	Bacardi, Ltd., 5.3%, 5/15/48 (144A)	5,835,189
	Total Beverages	$37,971,599
	Building Materials - 0.3%
5,554,000	Carrier Global Corp., 2.7%, 2/15/31	$5,548,077
5,728,000	Carrier Global Corp., 2.722%, 2/15/30	5,776,149
4,100,000	Standard Industries, Inc., 4.375%, 7/15/30 (144A)	4,136,900
400,000	Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29 (144A)	418,396
	Total Building Materials	$15,879,522
	Chemicals - 0.4%
2,470,000	Ingevity Corp., 3.875%, 11/1/28 (144A)	$2,395,900
3,493,000	NOVA Chemicals Corp., 5.25%, 6/1/27 (144A)	3,665,449
1,072,000	OCI NV, 4.625%, 10/15/25 (144A)	1,108,180
2,733,000	OCI NV, 5.25%, 11/1/24 (144A)	2,842,320
7,056,000	Olin Corp., 5.0%, 2/1/30	7,391,054
900,000	Olin Corp., 5.625%, 8/1/29	970,718
4,540,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	4,545,675
	Total Chemicals	$22,919,296
	Commercial Services - 0.4%
3,971,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$4,211,166
3,950,000	ERAC USA Finance LLC, 3.3%, 12/1/26 (144A)	4,271,127
1,300,000	ERAC USA Finance LLC, 3.8%, 11/1/25 (144A)	1,427,896
5,455,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	5,455,000
5,870,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	6,110,611
	Total Commercial Services	$21,475,800
	Cosmetics/Personal Care - 0.1%
3,825,000	Edgewell Personal Care Co., 5.5%, 6/1/28 (144A)	$4,039,200
	Total Cosmetics/Personal Care	$4,039,200
	Diversified Financial Services - 1.0%
6,795,000	Air Lease Corp., 3.125%, 12/1/30	$6,769,857
10,150,000	Alliance Data Systems Corp., 7.0%, 1/15/26 (144A)	10,862,530
985,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24 (144A)	1,029,528
4,885,000	Capital One Financial Corp., 3.3%, 10/30/24	5,264,539
9,675,000	Capital One Financial Corp., 3.75%, 4/24/24	10,463,553
5,200,000	Capital One Financial Corp., 4.25%, 4/30/25	5,759,083
4,375,000	Element Fleet Management Corp., 1.6%, 4/6/24 (144A)	4,369,881
Principal Amount USD ($)		Value
	Diversified Financial Services - (continued)
1,810,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30 (144A)	$1,778,705
2,375,000	Nationstar Mortgage Holdings, Inc., 5.5%, 8/15/28 (144A)	2,384,619
700,000	Nationstar Mortgage Holdings, Inc., 6.0%, 1/15/27 (144A)	726,250
7,240,000	Raymond James Financial, Inc., 3.75%, 4/1/51	7,471,068
3,460,000	United Wholesale Mortgage LLC, 5.5%, 4/15/29 (144A)	3,455,675
	Total Diversified Financial Services	$60,335,288
	Electric - 1.9%
2,695,000	Adani Electricity Mumbai, Ltd., 3.949%, 2/12/30 (144A)	$2,715,159
5,256,826	Adani Renewable Energy RJ, Ltd./Kodangal Solar Parks Pvt, Ltd./Wardha Solar Maharash, 4.625%, 10/15/39 (144A)	5,414,531
5,712,800	Adani Transmission, Ltd., 4.25%, 5/21/36 (144A)	5,892,296
8,905,000	AES Corp., 2.45%, 1/15/31 (144A)	8,507,382
3,220,000	AES Corp., 3.95%, 7/15/30 (144A)	3,433,261
2,890,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	2,771,773
4,027,000(d)	Dominion Energy, Inc., 3.071%, 8/15/24	4,288,290
4,170,000(c)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	4,847,625
4,655,000	Iberdrola International BV, 6.75%, 7/15/36	6,749,063
10,270,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	11,221,743
9,635,000	NRG Energy, Inc., 2.45%, 12/2/27 (144A)	9,552,887
1,255,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.5%, 8/15/28 (144A)	1,275,394
7,830,000	Puget Energy, Inc., 4.1%, 6/15/30	8,479,804
478,592	San Diego Gas & Electric Co., 1.914%, 2/1/22	480,284
9,720,000	Sempra Energy, 3.4%, 2/1/28	10,418,607
3,602,000	Talen Energy Supply LLC, 6.625%, 1/15/28 (144A)	3,598,182
2,219,000	Talen Energy Supply LLC, 7.625%, 6/1/28 (144A)	2,246,737
19,115,000	Vistra Operations Co. LLC, 3.7%, 1/30/27 (144A)	19,900,089
	Total Electric	$111,793,107
	Electronics - 0.0%†
1,740,000	Sensata Technologies BV, 4.0%, 4/15/29 (144A)	$1,771,372
1,345,000	TTM Technologies, Inc., 4.0%, 3/1/29 (144A)	1,326,506
	Total Electronics	$3,097,878
	Energy-Alternate Sources - 0.0%†
327,651	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$373,621
	Total Energy-Alternate Sources	$373,621
	Engineering & Construction - 0.1%
4,494,000	Dycom Industries, Inc., 4.5%, 4/15/29 (144A)	$4,500,921
	Total Engineering & Construction	$4,500,921
	Entertainment - 0.1%
905,000	International Game Technology Plc, 4.125%, 4/15/26 (144A)	$929,960
3,751,000	International Game Technology Plc, 6.5%, 2/15/25 (144A)	4,107,345
	Total Entertainment	$5,037,305
	Environmental Control - 0.1%
3,260,000	Covanta Holding Corp., 5.0%, 9/1/30	$3,292,600
2,320,000	Covanta Holding Corp., 6.0%, 1/1/27	2,421,500
	Total Environmental Control	$5,714,100
	Food - 0.4%
2,525,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30 (144A)	$2,595,700
6,740,000	Minerva Luxembourg SA, 4.375%, 3/18/31 (144A)	6,588,350
1,960,000	Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)	2,100,532
2,500,000	Smithfield Foods, Inc., 2.65%, 10/3/21 (144A)	2,518,752
6,465,000	Smithfield Foods, Inc., 3.0%, 10/15/30 (144A)	6,429,378
728,000	Smithfield Foods, Inc., 5.2%, 4/1/29 (144A)	834,808
	Total Food	$21,067,520
	Forest Products & Paper - 0.3%
2,545,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$2,564,088
7,457,000	International Paper Co., 7.3%, 11/15/39	11,119,353
2,728,000	Inversiones CMPC SA, 3.85%, 1/13/30 (144A)	2,897,136
	Total Forest Products & Paper	$16,580,577
	Gas - 0.1%
3,060,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$3,257,997
1,764,735	Nakilat, Inc., 6.267%, 12/31/33 (144A)	2,186,066
	Total Gas	$5,444,063
	Hand/Machine Tools - 0.1%
3,879,000	Kennametal, Inc., 2.8%, 3/1/31	$3,790,986
	Total Hand/Machine Tools	$3,790,986
	Healthcare-Products - 0.6%
12,725,000	Boston Scientific Corp., 2.65%, 6/1/30	$12,823,850
6,810,000	Edwards Lifesciences Corp., 4.3%, 6/15/28	7,674,481
15,920,000	Smith & Nephew Plc, 2.032%, 10/14/30	14,980,499
	Total Healthcare-Products	$35,478,830
	Healthcare-Services - 0.5%
16,810,000	Fresenius Medical Care US Finance III, Inc., 2.375%, 2/16/31 (144A)	$16,023,861
2,318,000	HCA, Inc., 3.5%, 9/1/30	2,344,760
1,200,000	Molina Healthcare, Inc., 4.375%, 6/15/28 (144A)	1,234,752
2,400,000	NYU Langone Hospitals, 4.428%, 7/1/42	2,801,477
Principal Amount USD ($)		Value
	Healthcare-Services - (continued)
3,990,000	Tenet Healthcare Corp., 5.125%, 11/1/27 (144A)	$4,172,343
	Total Healthcare-Services	$26,577,193
	Home Builders - 0.1%
4,320,000	Meritage Homes Corp., 6.0%, 6/1/25	$4,843,800
	Total Home Builders	$4,843,800
	Home Furnishings - 0.0%†
2,160,000	Tempur Sealy International, Inc., 4.0%, 4/15/29 (144A)	$2,149,200
	Total Home Furnishings	$2,149,200
	Hotel, Gaming & Leisure - 0.0%†
2,900,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/6/31 (144A)	$2,894,837
	Total Hotel, Gaming & Leisure	$2,894,837
	Housewares - 0.0%†
2,785,000	Scotts Miracle-Gro Co., 4.0%, 4/1/31 (144A)	$2,746,010
	Total Housewares	$2,746,010
	Insurance - 1.8%
2,335,000	AXA SA, 8.6%, 12/15/30	$3,566,516
2,960,000(c)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	3,585,396
9,710,000(c)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	10,087,250
18,482,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	26,615,791
6,330,000	Nationwide Financial Services, Inc., 3.9%, 11/30/49 (144A)	6,405,465
15,460,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	16,181,210
4,085,000	New York Life Insurance Co., 3.75%, 5/15/50 (144A)	4,287,421
7,300,000	New York Life Insurance Co., 4.45%, 5/15/69 (144A)	8,582,407
11,070,000(c)	Nippon Life Insurance Co., 2.75% (5 Year CMT Index + 265 bps), 1/21/51 (144A)	10,502,663
10,088,000(c)	Nippon Life Insurance Co., 3.4% (5 Year CMT Index + 261 bps), 1/23/50 (144A)	10,264,540
690,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	993,710
	Total Insurance	$101,072,369
	Internet - 0.4%
2,400,000	ANGI Group LLC, 3.875%, 8/15/28 (144A)	$2,400,000
15,750,000	Expedia Group, Inc., 3.25%, 2/15/30	15,862,769
4,125,000	Expedia Group, Inc., 3.8%, 2/15/28	4,366,816
	Total Internet	$22,629,585
	Lodging - 0.7%
2,780,000	Genting New York LLC/GENNY Capital, Inc., 3.3%, 2/15/26 (144A)	$2,774,003
4,985,000	Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29 (144A)	4,935,150
4,770,000	Hilton Domestic Operating Co., Inc., 4.0%, 5/1/31 (144A)	4,770,000
16,130,000	Marriott International, Inc., 3.5%, 10/15/32	16,664,471
3,100,000	Marriott International, Inc., 4.625%, 6/15/30	3,465,665
1,325,000	Marriott International, Inc., 5.75%, 5/1/25	1,519,897
4,300,000	Sands China Ltd., 4.375%, 6/18/30	4,558,645
	Total Lodging	$38,687,831
	Media - 0.5%
8,500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	$8,808,125
7,745,000	Comcast Corp., 4.15%, 10/15/28	8,861,071
5,800,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	5,704,967
1,694,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	889,350
5,557,000	Gray Television, Inc., 7.0%, 5/15/27 (144A)	6,043,237
	Total Media	$30,306,750
	Mining - 0.5%
2,400,000	Alcoa Nederland Holding BV, 4.125%, 3/31/29 (144A)	$2,420,496
6,420,000	Anglo American Capital Plc, 2.25%, 3/17/28 (144A)	6,334,851
3,240,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	3,273,509
1,840,000	Constellium SE, 3.75%, 4/15/29 (144A)	1,759,187
12,198,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/1/31 (144A)	12,426,712
	Total Mining	$26,214,755
	Miscellaneous Manufacturers - 0.2%
4,995,000	General Electric Co., 4.25%, 5/1/40	$5,507,487
5,640,000	General Electric Co., 4.35%, 5/1/50	6,236,798
1,910,000	Hillenbrand, Inc., 3.75%, 3/1/31	1,869,966
	Total Miscellaneous Manufacturers	$13,614,251
	Multi-National - 0.6%
11,165,000	Africa Finance Corp., 4.375%, 4/17/26 (144A)	$12,085,442
6,065,000	African Export-Import Bank, 3.994%, 9/21/29 (144A)	6,360,681
7,150,000	Banque Ouest Africaine de Developpement, 4.7%, 10/22/31 (144A)	7,623,130
2,230,000	Banque Ouest Africaine de Developpement, 5.0%, 7/27/27 (144A)	2,463,035
4,450,000	Banque Ouest Africaine de Developpement, 5.5%, 5/6/21 (144A)	4,465,824
	Total Multi-National	$32,998,112
	Oil & Gas - 1.0%
19,020,000	Cenovus Energy, Inc., 6.75%, 11/15/39	$23,675,880
1,850,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.0%, 2/1/31 (144A)	1,877,750
5,000,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	5,237,500
3,665,000	Murphy Oil Corp., 6.375%, 7/15/28	3,669,581
1,745,000	PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25 (144A)	1,779,333
6,065,000	Petroleos Mexicanos, 5.35%, 2/12/28	5,897,606
3,835,000	Phillips 66, 2.15%, 12/15/30	3,625,215
3,625,000	Valero Energy Corp., 2.15%, 9/15/27	3,549,837
Principal Amount USD ($)		Value
	Oil & Gas - (continued)
8,468,000	Valero Energy Corp., 6.625%, 6/15/37	$10,996,863
	Total Oil & Gas	$60,309,565
	Oil & Gas Services - 0.0%†
2,250,000	Halliburton Co., 7.6%, 8/15/96 (144A)	$2,549,022
	Total Oil & Gas Services	$2,549,022
	Packaging & Containers - 0.1%
3,910,000	TriMas Corp., 4.125%, 4/15/29 (144A)	$3,910,000
	Total Packaging & Containers	$3,910,000
	Pharmaceuticals - 1.0%
7,003,000	AbbVie, Inc., 4.05%, 11/21/39	$7,817,807
4,900,000	Bayer US Finance II LLC, 4.25%, 12/15/25 (144A)	5,450,848
7,350,000	Cardinal Health, Inc., 4.9%, 9/15/45	8,408,755
6,225,000	Cigna Corp., 4.375%, 10/15/28	7,088,696
366,786	CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	402,137
2,287,177	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	2,659,388
1,599,786	CVS Pass-Through Trust, 5.926%, 1/10/34 (144A)	1,843,259
2,694,136	CVS Pass-Through Trust, 6.036%, 12/10/28	3,142,732
4,199,264	CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)	5,428,073
6,382,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	6,102,787
4,000,000	Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/28	4,494,000
5,175,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/25	5,716,823
	Total Pharmaceuticals	$58,555,305
	Pipelines - 3.6%
4,815,000	Cheniere Energy Partners LP, 4.0%, 3/1/31 (144A)	$4,899,262
3,450,000	DCP Midstream Operating LP, 5.375%, 7/15/25	3,738,506
4,025,000	DCP Midstream Operating LP, 5.6%, 4/1/44	4,025,000
3,190,000	Enable Midstream Partners LP, 4.15%, 9/15/29	3,315,152
3,629,000	Enable Midstream Partners LP, 4.4%, 3/15/27	3,920,652
14,441,000	Enable Midstream Partners LP, 4.95%, 5/15/28	15,910,925
10,550,000	Enbridge, Inc., 3.7%, 7/15/27	11,453,027
4,085,000	Energy Transfer Operating LP, 6.0%, 6/15/48	4,633,489
1,125,000	Energy Transfer Operating LP, 6.125%, 12/15/45	1,284,547
4,207,000	Energy Transfer Operating LP, 6.5%, 2/1/42	5,003,622
11,045,000(a)(c)	Energy Transfer Operating LP, 7.125% (5 Year CMT Index + 531 bps)	10,761,143
510,000	EnLink Midstream LLC, 5.375%, 6/1/29	476,850
8,316,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	6,707,852
4,299,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	3,568,170
4,680,000	Hess Midstream Operations LP, 5.125%, 6/15/28 (144A)	4,731,480
4,724,000	Midwest Connector Capital Co. LLC, 4.625%, 4/1/29 (144A)	4,787,541
9,940,000	MPLX LP, 4.25%, 12/1/27	11,162,999
3,875,000	MPLX LP, 4.875%, 12/1/24	4,348,959
3,045,000	MPLX LP, 4.875%, 6/1/25	3,429,118
6,920,000	MPLX LP, 5.5%, 2/15/49	8,108,393
12,125,000	Phillips 66 Partners LP, 3.75%, 3/1/28	12,967,107
6,005,000(a)(c)	Plains All American Pipeline LP, 6.125% (3 Month USD LIBOR + 411 bps)	4,879,423
6,005,000	Plains All American Pipeline LP/PAA Finance Corp., 4.9%, 2/15/45	5,879,804
10,675,000	Sabine Pass Liquefaction LLC, 5.0%, 3/15/27	12,145,121
6,730,000	Sunoco Logistics Partners Operations LP, 5.35%, 5/15/45	7,043,347
10,876,000	Sunoco Logistics Partners Operations LP, 5.4%, 10/1/47	11,612,777
786,000	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	882,744
8,870,000	Texas Eastern Transmission LP, 3.5%, 1/15/28 (144A)	9,377,018
17,007,000	Williams Cos., Inc., 5.75%, 6/24/44	20,814,048
2,475,000	Williams Cos., Inc., 7.75%, 6/15/31	3,257,004
	Total Pipelines	$205,125,080
	Real Estate - 0.2%
10,250,000(a)(c)	AT Securities BV, 5.25% (5 Year USD Swap Rate + 355 bps)	$10,775,312
	Total Real Estate	$10,775,312
	REITs - 2.0%
5,995,000	Alexandria Real Estate Equities, Inc., 1.875%, 2/1/33	$5,445,594
2,555,000	Alexandria Real Estate Equities, Inc., 4.3%, 1/15/26	2,851,174
5,715,000	Corporate Office Properties LP, 2.75%, 4/15/31	5,522,007
1,480,000	Essex Portfolio LP, 3.625%, 5/1/27	1,612,459
5,105,000	Healthcare Realty Trust, Inc., 2.05%, 3/15/31	4,783,599
4,461,000	Healthcare Realty Trust, Inc., 2.4%, 3/15/30	4,339,910
11,631,000	Healthcare Trust of America Holdings LP, 3.1%, 2/15/30	11,994,634
4,675,000	Healthcare Trust of America Holdings LP, 3.75%, 7/1/27	5,171,353
3,160,000	Highwoods Realty LP, 2.6%, 2/1/31	3,084,170
3,390,000	Highwoods Realty LP, 3.625%, 1/15/23	3,520,377
7,105,000	Highwoods Realty LP, 4.125%, 3/15/28	7,683,598
6,291,000	Iron Mountain, Inc., 4.5%, 2/15/31 (144A)	6,219,283
8,700,000	iStar, Inc., 4.25%, 8/1/25	8,760,030
3,475,000	iStar, Inc., 4.75%, 10/1/24	3,615,407
5,320,000	Lexington Realty Trust, 2.7%, 9/15/30	5,188,912
4,020,000	MPT Operating Partnership LP/MPT Finance Corp., 3.5%, 3/15/31	3,942,260
9,833,000	MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	10,344,611
Principal Amount USD ($)		Value
	REITs - (continued)
6,975,000	SBA Tower Trust, 3.869%, 10/8/24 (144A)	$7,389,134
1,520,000	UDR, Inc., 2.95%, 9/1/26	1,615,607
5,300,000	UDR, Inc., 4.4%, 1/26/29	5,983,304
7,124,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	7,708,168
	Total REITs	$116,775,591
	Retail - 0.6%
9,870,000	7-Eleven, Inc., 1.8%, 2/10/31 (144A)	$9,209,880
9,870,000	7-Eleven, Inc., 2.8%, 2/10/51 (144A)	8,809,875
4,115,000	AutoNation, Inc., 4.75%, 6/1/30	4,741,736
6,532,000	Beacon Roofing Supply, Inc., 4.875%, 11/1/25 (144A)	6,678,970
6,425,000	QVC, Inc., 4.375%, 9/1/28	6,475,918
1,110,000	QVC, Inc., 4.75%, 2/15/27	1,148,850
	Total Retail	$37,065,229
	Semiconductors - 0.5%
4,748,000	Broadcom, Inc., 4.11%, 9/15/28	$5,181,204
3,225,000	Broadcom, Inc., 4.3%, 11/15/32	3,508,338
15,388,000	Broadcom, Inc., 5.0%, 4/15/30	17,489,997
	Total Semiconductors	$26,179,539
	Software - 0.3%
15,690,000	Citrix Systems, Inc., 3.3%, 3/1/30	$16,126,904
	Total Software	$16,126,904
	Telecommunications - 0.9%
8,264,000	Altice France SA, 5.5%, 1/15/28 (144A)	$8,480,930
6,502,000	CommScope Technologies LLC, 5.0%, 3/15/27 (144A)	6,441,076
3,950,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	4,065,222
1,765,000	LogMeIn, Inc., 5.5%, 9/1/27 (144A)	1,847,743
1,260,000	Lumen Technologies, Inc., 4.0%, 2/15/27 (144A)	1,287,002
10,275,000	Motorola Solutions, Inc., 2.3%, 11/15/30	9,719,847
3,700,000	Plantronics, Inc., 4.75%, 3/1/29 (144A)	3,635,250
4,600,000	T-Mobile USA, Inc., 2.55%, 2/15/31 (144A)	4,497,558
8,915,000	Verizon Communications, Inc., 3.55%, 3/22/51	8,875,522
	Total Telecommunications	$48,850,150
	Trucking & Leasing - 0.2%
4,183,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.35%, 11/1/29 (144A)	$4,329,484
4,615,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.2%, 4/1/27 (144A)	5,162,317
	Total Trucking & Leasing	$9,491,801
	Water - 0.1%
3,340,000	Essential Utilities, Inc., 3.566%, 5/1/29	$3,591,711
	Total Water	$3,591,711
	TOTAL CORPORATE BONDS
	(Cost $1,672,356,859)	$1,741,285,089
	FOREIGN GOVERNMENT BONDS - 0.5% of Net Assets
	Mexico - 0.2%
13,425,000	Mexico Government International Bond, 4.6%, 2/10/48	$13,684,103
	Total Mexico	$13,684,103
	Panama - 0.1%
7,534,000	Panama Government International Bond, 2.252%, 9/29/32	$7,161,142
	Total Panama	$7,161,142
	Philippines - 0.2%
4,338,000	Philippine Government International Bond, 2.95%, 5/5/45	$4,053,547
3,232,000	Philippine Government International Bond, 5.0%, 1/13/37	3,967,414
	Total Philippines	$8,020,961
	TOTAL FOREIGN GOVERNMENT BONDS
	(Cost $28,727,979)	$28,866,206
	INSURANCE-LINKED SECURITIES - 3.1% of Net Assets#
	Event Linked Bonds - 1.0%
	Earthquakes - California - 0.1%
250,000(b)	Ursa Re, 5.245% (3 Month U.S. Treasury Bill + 523 bps), 9/24/21 (144A)	$250,275
2,000,000(b)	Ursa Re, 5.765% (3 Month U.S. Treasury Bill + 575 bps), 12/10/22 (144A)	2,025,200
4,000,000(b)	Ursa Re II, 3.765% (3 Month U.S. Treasury Bill + 375 bps), 12/7/23 (144A)	4,088,400
		$6,363,875
	Earthquakes - Mexico - 0.0%†
250,000(b)	International Bank for Reconstruction & Development, 3.604% (3 Month USD LIBOR + 350 bps), 3/13/24 (144A)	$ 252,750

	Earthquakes - U.S. - 0.0%†
1,150,000(b)	Acorn Re, 2.773% (3 Month USD LIBOR + 275 bps), 11/10/21 (144A)	$1,158,050

	Health - U.S. - 0.1%
2,500,000(b)	Vitality Re X, 1.765% (3 Month U.S. Treasury Bill + 175 bps), 1/10/23 (144A)	$2,487,500

	Inland Flood - U.S. - 0.1%
250,000(b)	FloodSmart Re, 11.83% (1 Month U.S. Treasury Bill + 1,183 bps), 3/7/22 (144A)	$ 249,975
1,250,000(b)	FloodSmart Re, 13.015% (3 Month U.S. Treasury Bill + 1,300 bps), 3/1/24 (144A)	1,248,375
750,000(b)	FloodSmart Re, 14.515% (3 Month U.S. Treasury Bill + 1,450 bps), 2/27/23 (144A)	757,500
		$2,255,850
Principal		Value
Amount
USD ($)
	Multiperil - Florida - 0.0%†
250,000(b)	Sanders Re II, 5.515% (3 Month U.S. Treasury Bill + 550 bps), 6/7/23 (144A)	$ 255,000
	Multiperil - U.S. - 0.3%
500,000(b)	Bonanza Re, 4.765% (3 Month U.S. Treasury Bill + 475 bps), 2/20/24 (144A)	$ 504,500
2,000,000(b)	Bowline Re, Series 2018-1, 4.775% (3 Month U.S. Treasury Bill + 476 bps), 5/23/22 (144A)	2,024,200
100,000(b)	Caelus Re V, 0.515% (1 Month U.S. Treasury Bill + 50 bps), 6/5/24 (144A)	40,000
500,000(b)	Caelus Re VI, 5.515% (3 Month U.S. Treasury Bill + 550 bps), 6/7/23 (144A)	510,050
2,500,000(b)	Easton Re Pte, 4.015% (3 Month U.S. Treasury Bill + 400 bps), 1/8/24 (144A)	2,516,250
1,750,000(b)	Four Lakes Re, 7.015% (3 Month U.S. Treasury Bill + 700 bps), 1/5/24 (144A)	1,739,675
2,000,000(b)	Four Lakes Re, 9.515% (3 Month U.S. Treasury Bill + 950 bps), 1/5/24 (144A)	1,973,000
500,000(b)	Herbie Re, 9.015% (3 Month U.S. Treasury Bill + 900 bps), 1/8/25 (144A)	527,900
850,000(b)	Kilimanjaro II Re, 6.3% (6 Month USD LIBOR + 630 bps), 4/20/21 (144A)	851,275
1,500,000(b)	Kilimanjaro II Re, 7.91% (6 Month USD LIBOR + 791 bps), 4/20/21 (144A)	1,502,250
1,600,000(b)	Kilimanjaro Re, 4.978% (3 Month USD LIBOR + 494 bps), 5/6/22 (144A)	1,610,080
250,000(b)	Residential Reinsurance 2020, 5.515% (3 Month U.S. Treasury Bill + 550 bps), 6/6/24 (144A)	251,350
1,500,000(b)	Residential Reinsurance 2020, 6.265% (3 Month U.S. Treasury Bill + 625 bps), 12/6/24 (144A)	1,520,250
1,000,000(b)	Spectrum Capital, Ltd., 5.75% (6 Month USD LIBOR + 575 bps), 6/8/21 (144A)	1,004,600
1,000,000(b)	Sussex Capital UK Pcc Ltd., 7.765% (3 Month U.S. Treasury Bill + 775 bps), 1/8/25 (144A)	1,019,000
		$17,594,380
	Multiperil - U.S. & Canada - 0.1%
500,000(b)	Hypatia, Ltd., 6.763% (3 Month U.S. Treasury Bill + 675 bps), 6/7/23 (144A)	$ 529,750
1,000,000(b)	Hypatia, Ltd., 9.763% (3 Month U.S. Treasury Bill + 975 bps), 6/7/23 (144A)	1,064,000
2,750,000(b)	Kilimanjaro III Re, 9.925% (3 Month U.S. Treasury Bill + 991 bps), 12/19/23 (144A)	2,790,975
500,000(b)	Mona Lisa Re, 8.015% (3 Month U.S. Treasury Bill + 800 bps), 1/9/23 (144A)	509,000
		$4,893,725
	Multiperil - U.S. Regional - 0.1%
2,250,000(b)	First Coast Re 2017-1 Ltd., 4.19% (3 Month U.S. Treasury Bill + 419 bps), 6/7/21 (144A)	$2,256,525
2,500,000(b)	Long Point Re III, 2.765% (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A)	2,506,750
1,250,000(b)	Matterhorn Re, 5.015% (3 Month U.S. Treasury Bill + 500 bps), 1/8/24 (144A)	1,219,875
		$5,983,150
	Multiperil - Worldwide - 0.0%†
250,000(b)	Kendall Re, 5.283% (3 Month USD LIBOR + 525 bps), 5/6/21 (144A)	$ 249,625
750,000(b)	Northshore Re II, 5.765% (3 Month U.S. Treasury Bill + 575 bps), 1/8/24 (144A)	768,000
		$1,017,625
	Pandemic - U.S. - 0.0%†
1,000,000(b)	Vitality Re XI, 1.815% (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	$ 974,500
	Windstorm - Texas - 0.0%†
1,250,000(b)	Alamo Re, 3.415% (3 Month U.S. Treasury Bill + 340 bps), 6/7/21 (144A)	$1,251,500
	Windstorm - U.S. - 0.0%†
1,000,000(b)	Bonanza Re, 4.765% (3 Month U.S. Treasury Bill + 475 bps), 12/23/24 (144A)	$1,008,800
	Windstorm - U.S. Regional - 0.2%
2,500,000	Matterhorn Re, 12/7/21 (144A)	$2,330,750
2,500,000(b)	Matterhorn Re, 4.386% (3 Month USD LIBOR + 425 bps), 12/7/22 (144A)	2,507,250
5,000,000(b)	Matterhorn Re, 5.636% (3 Month USD LIBOR + 550 bps), 12/7/22 (144A)	5,020,000
1,500,000(b)	Matterhorn Re, 6.265% (3 Month U.S. Treasury Bill + 625 bps), 12/7/21 (144A)	1,513,200
250,000(b)	Matterhorn Re, 7.015% (3 Month U.S. Treasury Bill + 700 bps), 12/7/21 (144A)	255,325
1,750,000(b)	Matterhorn Re, 10.015% (3 Month U.S. Treasury Bill + 1,000 bps), 12/7/21 (144A)	1,805,125
		$13,431,650
	Total Event Linked Bonds	$58,928,355
Face		Value
Amount
USD ($)
	Collateralized Reinsurance - 0.5%
	Multiperil – Massachusetts - 0.1%
3,000,000+(g)(h)	Denning Re, 7/31/24	$3,003,004
	Multiperil - U.S. - 0.2%
8,000,000+(g)(h)	Ballybunion Re, 2/28/22	$8,360,445
2,250,000+(g)(h)	Ballybunion Re 2020-3, 7/31/24	2,250,000
600,000+(h)	Dingle Re 2019, 2/1/22	12,315
750,000+(g)(h)	Dingle Re 2020, 12/31/21	775,869
2,000,000+(g)(h)	Port Royal Re 2019, 5/31/21	2,089,534
		$13,488,163
	Multiperil - U.S. Regional - 0.0%†
2,500,000+(g)(h)	Ailsa Re 2019, 6/30/21	$2,650,430

	Multiperil - Worldwide - 0.1%
167,000+(g)(h)	Limestone Re, 3/1/23 (144A)	$ 272,961
28,000+(h)	Limestone Re 2016-1, 8/31/21	36,579
82,000+(h)	Limestone Re 2016-1, 8/31/21	107,125
20,000+(h)	Limestone Re 2019, 9/9/22 (144A)	–
480,000+(g)(h)	Limestone Re 2020-1, 3/1/24 (144A)	125,376
1,420,000+(g)(h)	Limestone Re 2020-1, 3/1/24 (144A)	370,904
1,333,000+(g)(h)	Limestone Re 2020-2, 10/1/24	1,440,040
250,000+(g)	Merion Re 2021-1, 12/31/24	223,892
400,000+(g)	Old Head Re 2021, 12/31/24	327,946
1,000,000+(h)	Pine Valley Re 2021, 12/31/24	944,020
Face		Value
Amount
USD ($)
	Multiperil - Worldwide - (continued)
3,600,000+(g)(h)	Resilience Re, 10/6/21	$ 360
567,400+(g)(h)	Seminole Re 2018, 1/31/22	14,019
553,333+(g)(h)	Walton Health Re 2018, 6/15/21	173,816
350,000+(g)(h)	Walton Health Re 2019, 6/30/21	294,118
		$4,331,156
	Windstorm - Florida - 0.0%†
3,250,000+(h)	Cedar Re 2020, 6/30/24	$ 97,545
1,500,000+(g)(h)	Formby Re 2018, 2/28/22	208,790
		$ 306,335
	Windstorm - North Carolina - 0.0%†
2,400,000+(h)	Isosceles Re 2020, 4/30/22	$ 31,200
	Windstorm - U.S. Multistate - 0.0%†
2,000,000+(h)	White Heron Re 2020, 6/30/24	$ 77,200

	Windstorm - U.S. Regional - 0.1%
1,250,000+(h)	Liphook Re 2020, 6/30/24	$1,287,223
1,000,000+(g)(h)	Oakmont Re 2017, 4/30/21	29,400
2,500,000+(g)(h)	Oakmont Re 2020, 4/30/24	1,996,511
		$3,313,134
	Total Collateralized Reinsurance	$27,200,622
	Reinsurance Sidecars - 1.6%
	Multiperil - U.S. - 0.1%
4,500,000+(g)(h)	Carnoustie Re 2017, 11/30/21	$ 593,100
1,139,928+(h)	Carnoustie Re 2019, 12/31/22	2,166
2,000,000+(g)(h)	Carnoustie Re 2020, 12/31/23	326,400
1,853,719+(g)(h)	Carnoustie Re 2021, 12/31/24	1,885,308
1,300,000+(g)(h)	Castle Stuart Re 2018, 12/1/21	40,624
2,000,000+(g)(i)	Harambee Re 2018, 12/31/21	7,200
5,000,000+(i)	Harambee Re 2019, 12/31/22	42,000
4,000,000+(g)(i)	Harambee Re 2020, 12/31/23	429,600
		$3,326,398
	Multiperil - Worldwide - 1.5%
34,018+(i)	Alturas Re 2019-2, 3/10/22	$ 90,348
2,200+(h)	Alturas Re 2019-2, 3/10/23 (144A)	10,061
24,550+(i)	Alturas Re 2019-3, 9/12/23	34,124
285,668+(g)(h)	Alturas Re 2020-1A, 3/10/23	130,779
363,577+(g)(h)	Alturas Re 2020-1B, 3/10/23 (144A)	166,446
540,698+(i)	Alturas Re 2020-2, 3/10/23	677,927
225,450+(g)(i)	Alturas Re 2020-3, 9/30/24	224,999
3,959,302+(g)(i)	Alturas Re 2021-2, 12/31/24	3,916,542
2,000,000+(g)(h)	Bantry Re 2016, 3/31/22	161,200
1,500,000+(g)(h)	Bantry Re 2017, 3/31/22	87,662
2,000,000+(g)(h)	Bantry Re 2018, 12/31/21	22,800
5,000,000+(g)(h)	Bantry Re 2019, 12/31/22	169,818
4,776,758+(g)(h)	Bantry Re 2020, 12/31/23	698,362
5,000,000+(g)(h)	Bantry Re 2021, 12/31/24	5,109,693
2,000,000+(g)(h)	Berwick Re 2017-1, 2/1/22	66,200
10,192,268+(g)(h)	Berwick Re 2018-1, 12/31/21	979,295
7,281,734+(g)(h)	Berwick Re 2019-1, 12/31/22	870,167
3,000,000+(h)	Berwick Re 2020-1, 12/31/23	300
4,000,000+(g)(h)	Berwick Re 2021-1, 12/31/24	4,066,800
1,250,000+(i)	Blue Lotus Re 2018, 12/31/21	38,375
185,850+(h)	Eden Re II, 3/22/22 (144A)	146,781
125,000+(h)	Eden Re II, 3/22/22 (144A)	101,879
6,000+(h)	Eden Re II, 3/22/23 (144A)	32,449
59,061+(h)	Eden Re II, 3/22/23 (144A)	341,675
210,000+(g)(h)	Eden Re II, 3/22/24 (144A)	249,501
640,000+(g)(h)	Eden Re II, 3/22/24 (144A)	776,512
7,500,000+(g)(h)	Eden Re II, Series B, 3/21/25 (144A)	7,233,750
3,500,000+(g)(h)	Gleneagles Re 2016, 11/30/21	109,200
1,000,000+(g)(h)	Gleneagles Re 2018, 12/31/21	118,300
886,832+(h)	Gleneagles Re 2019, 12/31/22	19,818
1,250,000+(g)(h)	Gleneagles Re 2020, 12/31/23	177,250
1,250,000+(g)(h)	Gleneagles Re 2021, 12/31/24	1,279,922
2,118,314+(g)(h)	Gullane Re 2018, 12/31/21	361,093
6,000,000+(g)(h)	Gullane Re 2021, 12/31/24	6,116,469
2,000+(h)	Limestone Re 2018, 3/1/22	--
500,000+(i)	Lion Rock Re 2019, 1/31/22	20,250
500,000+(i)	Lion Rock Re 2020, 1/31/22	19,900
500,000+(g)(i)	Lion Rock Re 2021, 12/31/24	531,800
5,000,000+(g)(i)	Lorenz Re 2018, 7/1/21	53,500
2,993,180+(g)(i)	Lorenz Re 2019, 6/30/22	140,679
2,019,510+(g)(i)	Lorenz Re 2020, 6/30/23	2,092,818
2,480,490+(g)(i)	Lorenz Re 2020, 6/30/23	2,570,532
7,000,000+(g)(h)	Merion Re 2018-2, 12/31/21	1,158,500
9,000,000+(g)(h)	Merion Re 2021-2, 12/31/24	9,215,329
1,000,000+(i)	NCM Re 2019, 12/31/22	117,700
Face Amount USD ($)		Value
	Multiperil - Worldwide - (continued)
3,000,000+(h)	Pangaea Re 2016-2, 11/30/21	$5,350
3,800,000+(g)(h)	Pangaea Re 2018-1, 12/31/21	80,007
6,500,000+(g)(h)	Pangaea Re 2018-3, 7/1/22	134,832
4,017,011+(g)(h)	Pangaea Re 2019-1, 2/1/23	83,704
4,779,537+(g)(h)	Pangaea Re 2019-3, 7/1/23	171,924
3,974,837+(h)	Pangaea Re 2020-1, 2/1/24	84,354
5,000,000+(g)(h)	Pangaea Re 2020-1, 12/31/24	5,105,317
5,000,000+(g)(h)	Pangaea Re 2020-3, 7/1/24	5,420,781
1,250,000+(g)(h)	Phoenix One Re, 1/4/27	1,259,625
1,260,000+(g)(h)	Sector Re V, 12/1/23 (144A)	295,419
99,999+(g)(h)	Sector Re V, 12/1/24 (144A)	237,464
900,000+(g)(h)	Sector Re V, 3/1/25 (144A)	976,546
900,000+(g)(h)	Sector Re V, 3/1/25 (144A)	1,070,599
1,500,000+(g)(h)	Sector Re V, 12/1/25 (144A)	1,457,174
2,699,987+(g)(h)	Sector Re V, 12/1/25 (144A)	2,622,900
500,000+(g)(h)	Sector Re V, 3/1/25 (144A)	594,777
240,014+(g)(h)	Sector Re V, Series 8, Class D, 12/1/23 (144A)	62,831
600,000+(g)(h)	Sector Re V, Series 9, Class A, 3/1/24 (144A)	337,993
200,000+(g)(h)	Sector Re V, Series 9, Class C, 12/1/24 (144A)	474,933
1,914+(h)	Sector Re V, Series 9, Class G, 3/1/24 (144A)	31,920
3,000,000+(g)(h)	St. Andrews Re 2017-1, 2/1/22	203,400
1,737,984+(g)(h)	St. Andrews Re 2017-4, 6/1/21	171,018
3,609,700+(h)	Sussex Re 2020-1, 12/31/22	240,406
1,250,000+(g)(h)	Sussex Re 2021-1, 12/31/24	1,245,000
500,000+(g)(i)	Thopas Re 2018, 12/31/21	3,150
3,000,000+(g)(i)	Thopas Re 2019, 12/31/22	125,400
6,000,000+(i)	Thopas Re 2020, 12/31/23	19,800
7,000,000+(g)(i)	Thopas Re 2021, 12/31/24	7,003,500
2,000,000+(g)(h)	Versutus Re 2018, 12/31/21	6,600
1,765,095+(h)	Versutus Re 2019-A, 12/31/21	32,831
1,734,905+(h)	Versutus Re 2019-B, 12/31/21	32,269
1,000,000+(g)(i)	Viribus Re 2018, 12/31/21	–
3,650,000+(g)(i)	Viribus Re 2019, 12/31/22	150,745
4,139,570+(g)(i)	Viribus Re 2020, 12/31/23	23,596
3,717,666+(g)(i)	Viribus Re 2021, 12/31/24	3,890,166
1,623,326+(g)(h)	Woburn Re 2018, 12/31/21	119,152
4,979,452+(g)(h)	Woburn Re 2019, 12/31/22	1,472,424
		$85,755,412
	Total Reinsurance Sidecars	$89,081,810
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $173,934,666)	$175,210,787
Principal Amount USD ($)		Value
	MUNICIPAL BONDS - 0.0%† of Net Assets(j)
	Municipal General - 0.0%†
2,335,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.0%, 5/15/32	$2,507,323
	Total Municipal General	$2,507,323
	Municipal Higher Education - 0.0%†
525,000	Trustees of Amherst College, 3.794%, 11/1/42	$547,014
	Total Municipal Higher Education	$547,014
	TOTAL MUNICIPAL BONDS
	(Cost $2,978,151)	$3,054,337
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 0.4% of Net Assets*(b)
	Automobile - 0.0%†
716,560	Navistar, Inc., Tranche B Term Loan, 3.62% (LIBOR + 350 bps), 11/6/24	$717,725
	Total Automobile	$717,725
	Computers & Electronics - 0.0%†
1,041,622	Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 4.359% (LIBOR + 425 bps), 6/26/25	$1,019,325
	Total Computers & Electronics	$1,019,325
	Diversified & Conglomerate Service - 0.0%†
1,056,000	Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24	$985,474
	Total Diversified & Conglomerate Service	$985,474
	Electronics - 0.1%
4,860,496	Scientific Games International, Inc., Initial Term B-5 Loan, 2.859% (LIBOR + 275 bps), 8/14/24	$4,773,007
	Total Electronics	$4,773,007
	Forest Products - 0.1%
4,365,000	Schweitzer-Mauduit International, Inc., Term Loan B, 0.0%, 1/27/28	$4,359,544
	Total Forest Products	$4,359,544
	Healthcare, Education & Childcare - 0.1%
555,408	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 5.5% (LIBOR + 450 bps), 10/24/23	$520,695
1,077,610	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 4.75% (LIBOR + 375 bps), 2/21/25	1,056,058
	Total Healthcare, Education & Childcare	$1,576,753
Principal Amount USD ($)		Value
	Hotel, Gaming & Leisure - 0.0%†
1,397,758	1011778 B.C. Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 1.859% (LIBOR + 175 bps), 11/19/26	$1,375,169
	Total Hotel, Gaming & Leisure	$1,375,169
	Insurance - 0.0%†
363,509	MPH Acquisition Holdings LLC, Initial Term Loan, 3.75% (LIBOR + 275 bps), 6/7/23	$362,001
820,250	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 3.203% (LIBOR + 300 bps), 5/16/24	811,828
	Total Insurance	$1,173,829
	Leasing - 0.1%
625,551	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 2.25% (LIBOR + 150 bps), 2/12/27	$619,257
2,667,500	IBC Capital I, Ltd. (aka Goodpack, Ltd.), First Lien Tranche B-1 Term Loan, 3.94% (LIBOR + 375 bps), 9/11/23	2,649,996
	Total Leasing	$3,269,253
	Leisure & Entertainment - 0.0%†
190,787	Fitness International LLC, Term B Loan, 4.25% (LIBOR + 325 bps), 4/18/25	$176,263
	Total Leisure & Entertainment	$176,263
	Retail - 0.0%†
525,638	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 4.705% (LIBOR + 450 bps), 9/12/24	$520,053
	Total Retail	$520,053
	Telecommunications - 0.0%†
809,587	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1.859% (LIBOR + 175 bps), 3/1/27	$800,334
	Total Telecommunications	$800,334
	Utilities - 0.0%†
885,791	Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC LLC), Term Loan, 4.75% (LIBOR + 375 bps), 10/2/25	$838,812
	Total Utilities	$838,812
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $21,826,821)	$21,585,541
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 32.1% of Net Assets
18,000,000	Fannie Mae, 1.5%, 4/1/36 (TBA)	$18,075,937
17,000,000	Fannie Mae, 1.5%, 5/1/36 (TBA)	17,044,802
32,740,000	Fannie Mae, 2.0%, 4/1/36 (TBA)	33,590,473
84,000,000	Fannie Mae, 2.0%, 4/1/51 (TBA)	83,752,266
104,600,000	Fannie Mae, 2.0%, 5/1/51 (TBA)	104,099,472
675,922	Fannie Mae, 2.5%, 7/1/30	708,945
758,479	Fannie Mae, 2.5%, 7/1/30	794,951
1,208,808	Fannie Mae, 2.5%, 7/1/30	1,267,871
152,814	Fannie Mae, 2.5%, 12/1/42	158,116
155,853	Fannie Mae, 2.5%, 12/1/42	160,792
143,092	Fannie Mae, 2.5%, 1/1/43	148,187
57,501	Fannie Mae, 2.5%, 2/1/43	59,075
62,226	Fannie Mae, 2.5%, 2/1/43	64,101
1,538,519	Fannie Mae, 2.5%, 2/1/43	1,593,420
220,985	Fannie Mae, 2.5%, 3/1/43	228,642
98,860	Fannie Mae, 2.5%, 4/1/43	101,757
166,199	Fannie Mae, 2.5%, 8/1/43	171,546
105,810	Fannie Mae, 2.5%, 12/1/43	109,554
115,111	Fannie Mae, 2.5%, 3/1/44	118,459
114,858	Fannie Mae, 2.5%, 4/1/45	118,112
156,579	Fannie Mae, 2.5%, 4/1/45	160,767
217,810	Fannie Mae, 2.5%, 4/1/45	223,906
248,267	Fannie Mae, 2.5%, 4/1/45	254,822
284,742	Fannie Mae, 2.5%, 4/1/45	293,165
297,468	Fannie Mae, 2.5%, 4/1/45	306,511
868,351	Fannie Mae, 2.5%, 4/1/45	894,919
966,021	Fannie Mae, 2.5%, 4/1/45	995,527
31,023	Fannie Mae, 2.5%, 5/1/45	31,897
67,618	Fannie Mae, 2.5%, 7/1/45	69,693
148,223	Fannie Mae, 2.5%, 8/1/45	152,774
83,026	Fannie Mae, 2.5%, 1/1/46	85,542
149,000,000	Fannie Mae, 2.5%, 5/1/51 (TBA)	152,471,816
1,964,935	Fannie Mae, 3.0%, 10/1/30	2,087,001
725,255	Fannie Mae, 3.0%, 4/1/31	767,044
2,304,168	Fannie Mae, 3.0%, 12/1/39	2,401,681
12,102,878	Fannie Mae, 3.0%, 1/1/40	12,618,311
556,723	Fannie Mae, 3.0%, 2/1/40	579,956
436,718	Fannie Mae, 3.0%, 3/1/40	455,393
286,713	Fannie Mae, 3.0%, 6/1/40	300,434
11,514,181	Fannie Mae, 3.0%, 8/1/42	12,241,653
2,761,521	Fannie Mae, 3.0%, 9/1/42	2,936,038
4,439,799	Fannie Mae, 3.0%, 5/1/43	4,696,507
379,747	Fannie Mae, 3.0%, 7/1/43	403,746
852,256	Fannie Mae, 3.0%, 8/1/43	902,497
2,611,665	Fannie Mae, 3.0%, 9/1/43	2,802,250
531,203	Fannie Mae, 3.0%, 3/1/45	563,312
4,469,677	Fannie Mae, 3.0%, 6/1/45	4,757,263
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
860,643	Fannie Mae, 3.0%, 7/1/45	$906,080
1,812,015	Fannie Mae, 3.0%, 3/1/47	1,908,026
460,765	Fannie Mae, 3.0%, 8/1/49	480,410
16,948	Fannie Mae, 3.0%, 9/1/49	17,671
1,404,176	Fannie Mae, 3.0%, 9/1/49	1,464,832
1,511,767	Fannie Mae, 3.0%, 9/1/49	1,582,098
891,114	Fannie Mae, 3.0%, 12/1/49	930,246
23,011	Fannie Mae, 3.0%, 4/1/50	24,012
2,774,099	Fannie Mae, 3.0%, 5/1/50	2,890,066
10,448,206	Fannie Mae, 3.0%, 6/1/50	10,884,614
3,095,521	Fannie Mae, 3.0%, 7/1/50	3,229,620
668,864	Fannie Mae, 3.0%, 8/1/50	697,212
21,000,000	Fannie Mae, 3.0%, 4/1/51 (TBA)	21,873,223
31,500,000	Fannie Mae, 3.0%, 5/1/51 (TBA)	32,815,986
1,611,375	Fannie Mae, 3.5%, 6/1/28	1,738,191
519,700	Fannie Mae, 3.5%, 11/1/40	561,178
350,564	Fannie Mae, 3.5%, 10/1/41	381,347
2,571,625	Fannie Mae, 3.5%, 11/1/41	2,777,796
308,158	Fannie Mae, 3.5%, 6/1/42	334,872
1,517,263	Fannie Mae, 3.5%, 7/1/42	1,644,089
1,697,691	Fannie Mae, 3.5%, 8/1/42	1,839,061
213,911	Fannie Mae, 3.5%, 10/1/42	224,476
148,441	Fannie Mae, 3.5%, 11/1/42	161,334
289,236	Fannie Mae, 3.5%, 12/1/42	313,061
337,335	Fannie Mae, 3.5%, 12/1/42	366,627
923,189	Fannie Mae, 3.5%, 4/1/45	995,937
3,345,497	Fannie Mae, 3.5%, 6/1/45	3,599,562
5,217,825	Fannie Mae, 3.5%, 8/1/45	5,696,590
2,844,218	Fannie Mae, 3.5%, 9/1/45	3,043,639
4,613,958	Fannie Mae, 3.5%, 9/1/45	5,038,584
772,125	Fannie Mae, 3.5%, 10/1/45	828,751
7,770,131	Fannie Mae, 3.5%, 11/1/45	8,478,884
1,849,261	Fannie Mae, 3.5%, 5/1/46	2,000,171
273,517	Fannie Mae, 3.5%, 10/1/46	293,786
2,520,745	Fannie Mae, 3.5%, 1/1/47	2,685,331
4,270,711	Fannie Mae, 3.5%, 1/1/47	4,612,639
5,982,967	Fannie Mae, 3.5%, 1/1/47	6,420,105
57,440	Fannie Mae, 3.5%, 2/1/47	62,644
160,510	Fannie Mae, 3.5%, 7/1/47	171,249
147,968	Fannie Mae, 3.5%, 10/1/47	161,419
385,933	Fannie Mae, 3.5%, 12/1/47	420,366
4,280,419	Fannie Mae, 3.5%, 12/1/47	4,545,639
115,200	Fannie Mae, 3.5%, 2/1/49	121,346
182,234	Fannie Mae, 3.5%, 4/1/49	191,046
1,177,657	Fannie Mae, 3.5%, 5/1/49	1,277,053
1,791,863	Fannie Mae, 3.5%, 5/1/49	1,955,326
43,391	Fannie Mae, 3.5%, 7/1/49	46,731
5,266	Fannie Mae, 4.0%, 10/1/25	5,608
133,862	Fannie Mae, 4.0%, 11/1/34	146,845
1,228,239	Fannie Mae, 4.0%, 4/1/39	1,359,412
4,044,119	Fannie Mae, 4.0%, 10/1/40	4,507,278
741,921	Fannie Mae, 4.0%, 12/1/40	826,889
568,124	Fannie Mae, 4.0%, 4/1/41	623,018
510,440	Fannie Mae, 4.0%, 5/1/41	564,969
657,087	Fannie Mae, 4.0%, 10/1/41	720,682
425,882	Fannie Mae, 4.0%, 12/1/41	471,370
169,553	Fannie Mae, 4.0%, 1/1/42	185,944
1,299,464	Fannie Mae, 4.0%, 1/1/42	1,431,986
1,120,551	Fannie Mae, 4.0%, 2/1/42	1,240,497
3,059,661	Fannie Mae, 4.0%, 2/1/42	3,366,284
25,319	Fannie Mae, 4.0%, 4/1/42	27,150
359,751	Fannie Mae, 4.0%, 4/1/42	398,244
1,240,624	Fannie Mae, 4.0%, 4/1/42	1,373,472
1,986,508	Fannie Mae, 4.0%, 5/1/42	2,179,174
58,335	Fannie Mae, 4.0%, 6/1/42	63,551
149,777	Fannie Mae, 4.0%, 6/1/42	163,194
115,617	Fannie Mae, 4.0%, 7/1/42	128,020
3,279,233	Fannie Mae, 4.0%, 8/1/42	3,611,669
284,614	Fannie Mae, 4.0%, 10/1/42	315,147
794,425	Fannie Mae, 4.0%, 10/1/42	879,609
1,812,006	Fannie Mae, 4.0%, 11/1/43	2,001,911
42,219	Fannie Mae, 4.0%, 1/1/44	46,298
68,443	Fannie Mae, 4.0%, 6/1/45	73,970
296,611	Fannie Mae, 4.0%, 7/1/45	328,408
545,808	Fannie Mae, 4.0%, 4/1/46	593,461
2,205,142	Fannie Mae, 4.0%, 7/1/46	2,392,287
3,532,994	Fannie Mae, 4.0%, 7/1/46	3,849,581
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
1,888,019	Fannie Mae, 4.0%, 8/1/46	$2,050,640
2,189,472	Fannie Mae, 4.0%, 8/1/46	2,376,320
962,601	Fannie Mae, 4.0%, 11/1/46	1,045,933
1,853,863	Fannie Mae, 4.0%, 4/1/47	2,021,034
2,292,456	Fannie Mae, 4.0%, 4/1/47	2,490,084
242,593	Fannie Mae, 4.0%, 6/1/47	262,816
921,352	Fannie Mae, 4.0%, 6/1/47	1,006,236
1,329,464	Fannie Mae, 4.0%, 6/1/47	1,439,187
1,766,807	Fannie Mae, 4.0%, 6/1/47	1,911,534
1,231,844	Fannie Mae, 4.0%, 7/1/47	1,328,212
1,469,088	Fannie Mae, 4.0%, 7/1/47	1,598,690
3,012,410	Fannie Mae, 4.0%, 12/1/47	3,242,913
296,348	Fannie Mae, 4.0%, 11/1/48	327,885
218,460	Fannie Mae, 4.0%, 6/1/49	240,765
12,000,000	Fannie Mae, 4.0%, 5/1/51 (TBA)	12,879,375
93,406	Fannie Mae, 4.5%, 10/1/35	104,080
331,578	Fannie Mae, 4.5%, 8/1/40	368,558
825,040	Fannie Mae, 4.5%, 11/1/40	925,214
330,101	Fannie Mae, 4.5%, 2/1/41	372,110
770,750	Fannie Mae, 4.5%, 4/1/41	867,788
34,609	Fannie Mae, 4.5%, 5/1/41	38,543
1,400,288	Fannie Mae, 4.5%, 5/1/41	1,578,681
1,886,701	Fannie Mae, 4.5%, 5/1/41	2,127,054
672,847	Fannie Mae, 4.5%, 7/1/41	754,406
1,981,476	Fannie Mae, 4.5%, 1/1/42	2,218,083
2,442,423	Fannie Mae, 4.5%, 1/1/42	2,734,765
1,469,990	Fannie Mae, 4.5%, 12/1/43	1,633,247
361,376	Fannie Mae, 4.5%, 1/1/47	400,633
349,041	Fannie Mae, 4.5%, 2/1/47	386,909
18,198,759	Fannie Mae, 4.5%, 5/1/49	20,067,128
213,673	Fannie Mae, 4.5%, 6/1/49	232,872
2,549,791	Fannie Mae, 4.5%, 2/1/50	2,792,147
2,163,686	Fannie Mae, 4.5%, 4/1/50	2,379,386
13,070,775	Fannie Mae, 4.5%, 4/1/50	14,336,443
110,000,000	Fannie Mae, 4.5%, 4/1/51 (TBA)	119,745,313
782	Fannie Mae, 5.0%, 2/1/22	820
8,904	Fannie Mae, 5.0%, 2/1/22	9,341
1,687	Fannie Mae, 5.0%, 9/1/22	1,770
17,560	Fannie Mae, 5.0%, 3/1/23	18,437
57,015	Fannie Mae, 5.0%, 5/1/23	59,951
31,282	Fannie Mae, 5.0%, 7/1/34	33,989
127,980	Fannie Mae, 5.0%, 10/1/34	146,782
384,987	Fannie Mae, 5.0%, 2/1/39	446,067
247,008	Fannie Mae, 5.0%, 6/1/40	285,620
302,697	Fannie Mae, 5.0%, 6/1/40	352,235
212,257	Fannie Mae, 5.0%, 7/1/40	241,798
304,486	Fannie Mae, 5.0%, 7/1/40	349,176
450,358	Fannie Mae, 5.0%, 7/1/40	516,318
393,295	Fannie Mae, 5.0%, 8/1/40	457,659
1,254,819	Fannie Mae, 5.0%, 2/1/41	1,438,210
5,117,052	Fannie Mae, 5.0%, 12/1/44	5,948,410
539,663	Fannie Mae, 5.0%, 6/1/49	596,750
1,064,409	Fannie Mae, 5.0%, 9/1/49	1,198,753
4,963,283	Fannie Mae, 5.0%, 9/1/49	5,750,122
386,354	Fannie Mae, 5.0%, 10/1/49	427,747
8,192	Fannie Mae, 5.5%, 6/1/33	9,420
44,565	Fannie Mae, 5.5%, 7/1/33	51,795
274,163	Fannie Mae, 5.5%, 7/1/34	320,696
10,153	Fannie Mae, 5.5%, 10/1/35	11,837
93,982	Fannie Mae, 5.5%, 3/1/36	107,041
67,194	Fannie Mae, 5.5%, 5/1/36	77,127
82,294	Fannie Mae, 5.5%, 6/1/36	96,287
32,379	Fannie Mae, 5.72%, 11/1/28	32,780
19,280	Fannie Mae, 5.72%, 6/1/29	19,359
11,693	Fannie Mae, 5.9%, 11/1/27	11,741
56,016	Fannie Mae, 5.9%, 4/1/28	58,135
408	Fannie Mae, 6.0%, 9/1/29	466
1,334	Fannie Mae, 6.0%, 1/1/32	1,521
6,295	Fannie Mae, 6.0%, 2/1/32	7,468
2,681	Fannie Mae, 6.0%, 3/1/32	3,184
1,779	Fannie Mae, 6.0%, 8/1/32	2,124
227	Fannie Mae, 6.0%, 9/1/32	272
21,746	Fannie Mae, 6.0%, 10/1/32	25,845
4,946	Fannie Mae, 6.0%, 2/1/33	5,564
35,154	Fannie Mae, 6.0%, 3/1/33	42,000
27,153	Fannie Mae, 6.0%, 4/1/33	30,548
49,815	Fannie Mae, 6.0%, 7/1/33	56,043
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
16,673	Fannie Mae, 6.0%, 11/1/33	$19,910
60,278	Fannie Mae, 6.0%, 8/1/34	69,616
2,092	Fannie Mae, 6.0%, 9/1/34	2,452
12,936	Fannie Mae, 6.0%, 9/1/34	14,691
14,141	Fannie Mae, 6.0%, 9/1/34	16,896
58,407	Fannie Mae, 6.0%, 9/1/34	65,840
5,757	Fannie Mae, 6.0%, 10/1/34	6,879
5,947	Fannie Mae, 6.0%, 11/1/34	7,107
35,565	Fannie Mae, 6.0%, 11/1/34	40,009
1,937	Fannie Mae, 6.0%, 2/1/35	2,315
3,927	Fannie Mae, 6.0%, 2/1/35	4,692
84,186	Fannie Mae, 6.0%, 4/1/35	97,428
16,659	Fannie Mae, 6.0%, 5/1/35	18,784
75,629	Fannie Mae, 6.0%, 10/1/35	84,994
139,180	Fannie Mae, 6.0%, 12/1/35	163,153
10,099	Fannie Mae, 6.0%, 12/1/37	11,994
95,234	Fannie Mae, 6.0%, 6/1/38	113,139
27,085	Fannie Mae, 6.0%, 7/1/38	30,994
5,148	Fannie Mae, 6.5%, 7/1/29	5,778
594	Fannie Mae, 6.5%, 1/1/31	667
342	Fannie Mae, 6.5%, 4/1/31	384
2,516	Fannie Mae, 6.5%, 5/1/31	2,824
2,417	Fannie Mae, 6.5%, 9/1/31	2,717
2,583	Fannie Mae, 6.5%, 9/1/31	2,899
1,546	Fannie Mae, 6.5%, 10/1/31	1,735
63,365	Fannie Mae, 6.5%, 12/1/31	71,123
3,822	Fannie Mae, 6.5%, 2/1/32	4,290
16,084	Fannie Mae, 6.5%, 3/1/32	18,054
47,184	Fannie Mae, 6.5%, 7/1/32	52,960
58,158	Fannie Mae, 6.5%, 10/1/32	65,278
11,859	Fannie Mae, 6.5%, 7/1/34	13,311
56,401	Fannie Mae, 6.5%, 11/1/37	66,038
14,012	Fannie Mae, 6.5%, 11/1/47	15,183
158	Fannie Mae, 7.0%, 12/1/30	158
3,780	Fannie Mae, 7.0%, 12/1/30	4,186
3,651	Fannie Mae, 7.0%, 4/1/31	4,258
4,620	Fannie Mae, 7.0%, 9/1/31	5,464
12,758	Fannie Mae, 7.0%, 12/1/31	13,158
9,272	Fannie Mae, 7.0%, 1/1/32	11,034
1,251,103	Federal Home Loan Mortgage Corp., 3.0%, 10/1/29	1,322,664
752,953	Federal Home Loan Mortgage Corp., 3.0%, 9/1/42	800,942
4,101,555	Federal Home Loan Mortgage Corp., 3.0%, 11/1/42	4,362,981
509,497	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	542,647
1,274,490	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	1,357,397
1,578,330	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	1,678,967
3,482,549	Federal Home Loan Mortgage Corp., 3.0%, 6/1/46	3,695,074
914,112	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	967,221
1,084,007	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	1,137,365
3,868,494	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	4,077,816
629,973	Federal Home Loan Mortgage Corp., 3.0%, 3/1/47	662,144
719,023	Federal Home Loan Mortgage Corp., 3.5%, 4/1/42	775,170
1,624,784	Federal Home Loan Mortgage Corp., 3.5%, 8/1/43	1,765,866
303,702	Federal Home Loan Mortgage Corp., 3.5%, 9/1/44	327,911
4,070,932	Federal Home Loan Mortgage Corp., 3.5%, 6/1/45	4,406,282
133,593	Federal Home Loan Mortgage Corp., 3.5%, 7/1/45	144,750
3,556,178	Federal Home Loan Mortgage Corp., 3.5%, 10/1/45	3,857,248
3,740,861	Federal Home Loan Mortgage Corp., 3.5%, 11/1/45	4,031,588
3,941,991	Federal Home Loan Mortgage Corp., 3.5%, 7/1/46	4,296,206
5,122,494	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	5,525,887
5,291,096	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	5,721,271
5,773,410	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	6,262,311
6,936,513	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	7,496,907
839,319	Federal Home Loan Mortgage Corp., 3.5%, 1/1/47	904,819
444,365	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	478,256
5,814,730	Federal Home Loan Mortgage Corp., 4.0%, 11/1/41	6,480,850
112,762	Federal Home Loan Mortgage Corp., 4.0%, 6/1/42	124,311
47,256	Federal Home Loan Mortgage Corp., 4.0%, 7/1/42	51,857
2,289,273	Federal Home Loan Mortgage Corp., 4.0%, 10/1/42	2,535,428
36,058	Federal Home Loan Mortgage Corp., 4.0%, 11/1/42	39,568
215,270	Federal Home Loan Mortgage Corp., 4.0%, 5/1/46	233,268
435,119	Federal Home Loan Mortgage Corp., 4.0%, 5/1/46	475,692
1,938,708	Federal Home Loan Mortgage Corp., 4.0%, 6/1/46	2,113,351
2,522,307	Federal Home Loan Mortgage Corp., 4.0%, 7/1/46	2,747,404
1,740,464	Federal Home Loan Mortgage Corp., 4.0%, 8/1/46	1,887,833
53,533	Federal Home Loan Mortgage Corp., 4.0%, 10/1/46	57,421
716,974	Federal Home Loan Mortgage Corp., 4.0%, 3/1/47	777,655
1,094,970	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	1,193,962
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
1,398,393	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	$1,521,946
2,861,032	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	3,092,458
3,320,547	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	3,607,776
3,599,185	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	3,894,038
3,325,989	Federal Home Loan Mortgage Corp., 4.0%, 5/1/47	3,595,435
509,259	Federal Home Loan Mortgage Corp., 4.0%, 6/1/47	551,318
965,250	Federal Home Loan Mortgage Corp., 4.0%, 7/1/47	1,043,903
2,526,689	Federal Home Loan Mortgage Corp., 4.0%, 10/1/47	2,720,508
566,795	Federal Home Loan Mortgage Corp., 4.0%, 5/1/49	607,995
1,261,629	Federal Home Loan Mortgage Corp., 4.5%, 11/1/40	1,415,688
779,120	Federal Home Loan Mortgage Corp., 4.5%, 3/1/42	873,008
84,618	Federal Home Loan Mortgage Corp., 4.5%, 11/1/43	95,297
586,512	Federal Home Loan Mortgage Corp., 4.5%, 6/1/49	640,139
561,231	Federal Home Loan Mortgage Corp., 4.5%, 7/1/49	610,837
3,945,940	Federal Home Loan Mortgage Corp., 4.5%, 7/1/49	4,307,594
2,117,793	Federal Home Loan Mortgage Corp., 4.5%, 8/1/49	2,311,973
164	Federal Home Loan Mortgage Corp., 5.0%, 12/1/21	172
5,908	Federal Home Loan Mortgage Corp., 5.0%, 11/1/34	6,876
50,499	Federal Home Loan Mortgage Corp., 5.0%, 6/1/35	55,934
156,558	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	182,129
153,151	Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	178,152
1,226	Federal Home Loan Mortgage Corp., 5.0%, 5/1/39	1,427
3,056	Federal Home Loan Mortgage Corp., 5.0%, 12/1/39	3,558
2,535,148	Federal Home Loan Mortgage Corp., 5.0%, 9/1/49	2,800,494
633,390	Federal Home Loan Mortgage Corp., 5.0%, 10/1/49	700,594
5,597,619	Federal Home Loan Mortgage Corp., 5.0%, 10/1/49	6,191,765
9,241,550	Federal Home Loan Mortgage Corp., 5.0%, 12/1/49	10,216,822
95,911	Federal Home Loan Mortgage Corp., 5.5%, 9/1/33	111,834
5,138	Federal Home Loan Mortgage Corp., 5.5%, 1/1/34	5,995
4,494	Federal Home Loan Mortgage Corp., 5.5%, 11/1/34	5,018
48,328	Federal Home Loan Mortgage Corp., 5.5%, 11/1/34	56,594
50,968	Federal Home Loan Mortgage Corp., 5.5%, 8/1/35	57,405
16,725	Federal Home Loan Mortgage Corp., 5.5%, 11/1/35	19,587
530,469	Federal Home Loan Mortgage Corp., 5.5%, 6/1/41	622,821
13,883	Federal Home Loan Mortgage Corp., 6.0%, 1/1/33	15,607
38,920	Federal Home Loan Mortgage Corp., 6.0%, 1/1/33	44,477
1,494	Federal Home Loan Mortgage Corp., 6.0%, 2/1/33	1,691
22,062	Federal Home Loan Mortgage Corp., 6.0%, 2/1/33	26,139
9,282	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	10,436
68,259	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	81,581
51,043	Federal Home Loan Mortgage Corp., 6.0%, 9/1/33	61,011
5,912	Federal Home Loan Mortgage Corp., 6.0%, 11/1/33	6,733
20,933	Federal Home Loan Mortgage Corp., 6.0%, 11/1/33	24,069
7,595	Federal Home Loan Mortgage Corp., 6.0%, 12/1/33	8,541
34,884	Federal Home Loan Mortgage Corp., 6.0%, 12/1/33	39,228
14,611	Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	17,464
30,355	Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	34,443
29,219	Federal Home Loan Mortgage Corp., 6.0%, 5/1/34	32,855
196,627	Federal Home Loan Mortgage Corp., 6.0%, 5/1/34	233,630
13,655	Federal Home Loan Mortgage Corp., 6.0%, 4/1/35	15,360
41,292	Federal Home Loan Mortgage Corp., 6.0%, 6/1/35	46,450
44,244	Federal Home Loan Mortgage Corp., 6.0%, 4/1/36	50,157
5,108	Federal Home Loan Mortgage Corp., 6.0%, 7/1/36	6,107
29,013	Federal Home Loan Mortgage Corp., 6.0%, 7/1/36	32,668
12,428	Federal Home Loan Mortgage Corp., 6.0%, 12/1/36	14,488
28,444	Federal Home Loan Mortgage Corp., 6.0%, 1/1/38	33,777
41,229	Federal Home Loan Mortgage Corp., 6.0%, 7/1/38	47,365
195	Federal Home Loan Mortgage Corp., 6.5%, 11/1/30	219
125	Federal Home Loan Mortgage Corp., 6.5%, 1/1/31	141
275	Federal Home Loan Mortgage Corp., 6.5%, 3/1/31	309
1,043	Federal Home Loan Mortgage Corp., 6.5%, 3/1/31	1,172
3,676	Federal Home Loan Mortgage Corp., 6.5%, 5/1/31	4,199
4,202	Federal Home Loan Mortgage Corp., 6.5%, 5/1/31	4,718
332	Federal Home Loan Mortgage Corp., 6.5%, 8/1/31	380
3,201	Federal Home Loan Mortgage Corp., 6.5%, 8/1/31	3,594
5,865	Federal Home Loan Mortgage Corp., 6.5%, 7/1/32	6,788
61	Federal Home Loan Mortgage Corp., 6.5%, 1/1/33	68
17,620	Federal Home Loan Mortgage Corp., 6.5%, 10/1/33	20,801
3,433	Federal Home Loan Mortgage Corp., 7.0%, 8/1/22	3,460
10,331	Federal Home Loan Mortgage Corp., 7.0%, 9/1/22	10,411
1,421	Federal Home Loan Mortgage Corp., 7.0%, 11/1/30	1,640
71,115	Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	74,219
236,852	Freddie Mac Pool, 3.0%, 2/1/38	246,629
2,033,497	Freddie Mac Pool, 3.0%, 9/1/39	2,121,352
8,906,490	Freddie Mac Pool, 3.0%, 10/1/39	9,291,290
1,772,621	Freddie Mac Pool, 3.0%, 11/1/39	1,845,835
646,819	Freddie Mac Pool, 3.0%, 1/1/40	675,495
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
715,705	Freddie Mac Pool, 3.0%, 2/1/40	$746,628
84,617	Freddie Mac Pool, 3.0%, 10/1/48	88,268
626,674	Freddie Mac Pool, 3.0%, 10/1/49	652,596
370,792	Freddie Mac Pool, 3.0%, 11/1/49	389,550
29,105	Freddie Mac Pool, 3.0%, 4/1/50	30,390
127,630	Freddie Mac Pool, 3.0%, 9/1/50	133,056
571,553	Freddie Mac Pool, 4.5%, 11/1/48	623,284
49,000,000	Government National Mortgage Association, 2.0%, 4/1/51 (TBA)	49,448,848
57,000,000	Government National Mortgage Association, 2.5%, 4/1/51 (TBA)	58,771,231
11,000,000	Government National Mortgage Association, 3.0%, 4/1/51 (TBA)	11,457,402
4,072,976	Government National Mortgage Association I, 3.5%, 11/15/41	4,384,302
3,022,548	Government National Mortgage Association I, 3.5%, 7/15/42	3,254,951
599,292	Government National Mortgage Association I, 3.5%, 10/15/42	641,109
599,544	Government National Mortgage Association I, 3.5%, 1/15/44	682,119
3,511,683	Government National Mortgage Association I, 3.5%, 1/15/45	3,756,474
1,114,375	Government National Mortgage Association I, 3.5%, 8/15/46	1,185,407
6,833	Government National Mortgage Association I, 4.0%, 5/15/39	7,318
1,617	Government National Mortgage Association I, 4.0%, 6/15/39	1,763
2,118	Government National Mortgage Association I, 4.0%, 8/15/40	2,314
141,563	Government National Mortgage Association I, 4.0%, 8/15/40	151,799
2,986	Government National Mortgage Association I, 4.0%, 9/15/40	3,307
2,964	Government National Mortgage Association I, 4.0%, 10/15/40	3,259
5,564	Government National Mortgage Association I, 4.0%, 11/15/40	5,955
9,778	Government National Mortgage Association I, 4.0%, 11/15/40	10,590
28,622	Government National Mortgage Association I, 4.0%, 11/15/40	31,372
10,100	Government National Mortgage Association I, 4.0%, 1/15/41	11,190
33,399	Government National Mortgage Association I, 4.0%, 1/15/41	36,896
4,887	Government National Mortgage Association I, 4.0%, 2/15/41	5,415
25,320	Government National Mortgage Association I, 4.0%, 6/15/41	27,341
63,452	Government National Mortgage Association I, 4.0%, 7/15/41	70,262
150,736	Government National Mortgage Association I, 4.0%, 9/15/41	166,070
5,048	Government National Mortgage Association I, 4.0%, 10/15/41	5,398
5,249	Government National Mortgage Association I, 4.0%, 10/15/41	5,717
1,571	Government National Mortgage Association I, 4.0%, 11/15/41	1,680
2,463	Government National Mortgage Association I, 4.0%, 11/15/41	2,683
2,560	Government National Mortgage Association I, 4.0%, 12/15/41	2,836
14,279	Government National Mortgage Association I, 4.0%, 2/15/42	15,802
516,779	Government National Mortgage Association I, 4.0%, 8/15/43	570,901
8,351	Government National Mortgage Association I, 4.0%, 11/15/43	8,943
4,595	Government National Mortgage Association I, 4.0%, 3/15/44	5,028
39,976	Government National Mortgage Association I, 4.0%, 3/15/44	43,212
289,945	Government National Mortgage Association I, 4.0%, 3/15/44	321,215
1,481,466	Government National Mortgage Association I, 4.0%, 3/15/44	1,632,244
3,130	Government National Mortgage Association I, 4.0%, 4/15/44	3,351
9,303	Government National Mortgage Association I, 4.0%, 4/15/44	10,180
1,059,633	Government National Mortgage Association I, 4.0%, 4/15/44	1,161,542
194,214	Government National Mortgage Association I, 4.0%, 8/15/44	215,070
30,503	Government National Mortgage Association I, 4.0%, 9/15/44	33,733
89,176	Government National Mortgage Association I, 4.0%, 9/15/44	95,915
91,393	Government National Mortgage Association I, 4.0%, 9/15/44	98,828
284,224	Government National Mortgage Association I, 4.0%, 9/15/44	313,268
909,454	Government National Mortgage Association I, 4.0%, 9/15/44	1,007,410
31,720	Government National Mortgage Association I, 4.0%, 10/15/44	34,017
195,361	Government National Mortgage Association I, 4.0%, 11/15/44	214,937
842,237	Government National Mortgage Association I, 4.0%, 12/15/44	918,730
246,370	Government National Mortgage Association I, 4.0%, 1/15/45	272,715
557,846	Government National Mortgage Association I, 4.0%, 1/15/45	598,779
923,769	Government National Mortgage Association I, 4.0%, 1/15/45	1,013,401
513,011	Government National Mortgage Association I, 4.0%, 2/15/45	552,641
791,279	Government National Mortgage Association I, 4.0%, 2/15/45	862,668
27,664	Government National Mortgage Association I, 4.0%, 3/15/45	29,611
1,429,970	Government National Mortgage Association I, 4.0%, 3/15/45	1,571,856
1,242,602	Government National Mortgage Association I, 4.0%, 4/15/45	1,359,800
907,900	Government National Mortgage Association I, 4.0%, 5/15/45	1,002,888
2,186,246	Government National Mortgage Association I, 4.0%, 6/15/45	2,419,687
302,430	Government National Mortgage Association I, 4.0%, 7/15/45	332,615
320,964	Government National Mortgage Association I, 4.0%, 8/15/45	354,257
61,913	Government National Mortgage Association I, 4.5%, 6/15/25	65,216
27,423	Government National Mortgage Association I, 4.5%, 7/15/33	30,770
90,782	Government National Mortgage Association I, 4.5%, 9/15/33	102,062
77,466	Government National Mortgage Association I, 4.5%, 10/15/33	85,966
99,581	Government National Mortgage Association I, 4.5%, 10/15/33	112,337
8,357	Government National Mortgage Association I, 4.5%, 2/15/34	9,279
13,708	Government National Mortgage Association I, 4.5%, 3/15/35	15,229
21,803	Government National Mortgage Association I, 4.5%, 3/15/35	24,217
80,993	Government National Mortgage Association I, 4.5%, 4/15/35	90,869
36,183	Government National Mortgage Association I, 4.5%, 10/15/35	40,654
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
43,041	Government National Mortgage Association I, 4.5%, 4/15/38	$47,788
501,576	Government National Mortgage Association I, 4.5%, 12/15/39	561,251
190,068	Government National Mortgage Association I, 4.5%, 1/15/40	215,743
99,069	Government National Mortgage Association I, 4.5%, 9/15/40	111,946
381,893	Government National Mortgage Association I, 4.5%, 10/15/40	431,158
178,741	Government National Mortgage Association I, 4.5%, 4/15/41	199,443
451,526	Government National Mortgage Association I, 4.5%, 5/15/41	509,785
265,349	Government National Mortgage Association I, 4.5%, 6/15/41	297,433
163,581	Government National Mortgage Association I, 4.5%, 7/15/41	184,332
154,884	Government National Mortgage Association I, 4.5%, 8/15/41	173,802
38,387	Government National Mortgage Association I, 5.0%, 7/15/33	44,303
33,640	Government National Mortgage Association I, 5.0%, 9/15/33	39,189
36,763	Government National Mortgage Association I, 5.0%, 4/15/34	42,831
232,298	Government National Mortgage Association I, 5.0%, 4/15/35	270,643
83,716	Government National Mortgage Association I, 5.0%, 7/15/40	97,505
36,410	Government National Mortgage Association I, 5.5%, 1/15/29	40,399
5,214	Government National Mortgage Association I, 5.5%, 6/15/33	5,838
29,370	Government National Mortgage Association I, 5.5%, 7/15/33	34,008
31,459	Government National Mortgage Association I, 5.5%, 7/15/33	36,216
9,719	Government National Mortgage Association I, 5.5%, 8/15/33	11,266
17,379	Government National Mortgage Association I, 5.5%, 8/15/33	20,146
58,793	Government National Mortgage Association I, 5.5%, 8/15/33	66,161
23,458	Government National Mortgage Association I, 5.5%, 9/15/33	26,048
28,411	Government National Mortgage Association I, 5.5%, 9/15/33	31,609
25,790	Government National Mortgage Association I, 5.5%, 10/15/33	28,746
30,246	Government National Mortgage Association I, 5.5%, 10/15/33	35,045
146,583	Government National Mortgage Association I, 5.5%, 7/15/34	169,877
19,554	Government National Mortgage Association I, 5.5%, 10/15/34	22,024
224,989	Government National Mortgage Association I, 5.5%, 11/15/34	263,339
74,974	Government National Mortgage Association I, 5.5%, 1/15/35	86,530
11,785	Government National Mortgage Association I, 5.5%, 2/15/35	13,256
33,129	Government National Mortgage Association I, 5.5%, 2/15/35	36,794
26,991	Government National Mortgage Association I, 5.5%, 6/15/35	29,960
207,771	Government National Mortgage Association I, 5.5%, 7/15/35	243,686
24,177	Government National Mortgage Association I, 5.5%, 10/15/35	27,944
56,193	Government National Mortgage Association I, 5.5%, 10/15/35	64,417
18,365	Government National Mortgage Association I, 5.5%, 2/15/37	21,631
45,991	Government National Mortgage Association I, 6.0%, 12/15/23	48,736
3,206	Government National Mortgage Association I, 6.0%, 1/15/24	3,597
16,289	Government National Mortgage Association I, 6.0%, 4/15/28	18,680
82,981	Government National Mortgage Association I, 6.0%, 9/15/28	94,749
3,579	Government National Mortgage Association I, 6.0%, 10/15/28	4,027
27,415	Government National Mortgage Association I, 6.0%, 2/15/29	31,072
30,887	Government National Mortgage Association I, 6.0%, 2/15/29	36,066
9,911	Government National Mortgage Association I, 6.0%, 11/15/31	11,714
720	Government National Mortgage Association I, 6.0%, 3/15/32	848
2,940	Government National Mortgage Association I, 6.0%, 8/15/32	3,524
18,799	Government National Mortgage Association I, 6.0%, 9/15/32	21,113
62,579	Government National Mortgage Association I, 6.0%, 9/15/32	70,312
75,016	Government National Mortgage Association I, 6.0%, 9/15/32	84,276
5,295	Government National Mortgage Association I, 6.0%, 10/15/32	5,947
20,141	Government National Mortgage Association I, 6.0%, 10/15/32	23,188
3,527	Government National Mortgage Association I, 6.0%, 11/15/32	3,967
5,269	Government National Mortgage Association I, 6.0%, 11/15/32	5,928
6,517	Government National Mortgage Association I, 6.0%, 12/15/32	7,369
6,705	Government National Mortgage Association I, 6.0%, 12/15/32	7,718
42,827	Government National Mortgage Association I, 6.0%, 12/15/32	48,281
61,432	Government National Mortgage Association I, 6.0%, 12/15/32	69,029
90,045	Government National Mortgage Association I, 6.0%, 12/15/32	101,162
143,667	Government National Mortgage Association I, 6.0%, 12/15/32	161,961
161,442	Government National Mortgage Association I, 6.0%, 12/15/32	182,179
22,593	Government National Mortgage Association I, 6.0%, 1/15/33	26,004
76,717	Government National Mortgage Association I, 6.0%, 1/15/33	91,978
13,463	Government National Mortgage Association I, 6.0%, 2/15/33	16,131
45,114	Government National Mortgage Association I, 6.0%, 2/15/33	50,763
47,235	Government National Mortgage Association I, 6.0%, 2/15/33	55,203
70,686	Government National Mortgage Association I, 6.0%, 2/15/33	81,365
22,230	Government National Mortgage Association I, 6.0%, 3/15/33	25,059
30,422	Government National Mortgage Association I, 6.0%, 3/15/33	35,528
43,506	Government National Mortgage Association I, 6.0%, 3/15/33	49,025
53,088	Government National Mortgage Association I, 6.0%, 3/15/33	63,703
55,764	Government National Mortgage Association I, 6.0%, 3/15/33	66,878
72,951	Government National Mortgage Association I, 6.0%, 3/15/33	86,578
110,833	Government National Mortgage Association I, 6.0%, 3/15/33	132,896
227,192	Government National Mortgage Association I, 6.0%, 3/15/33	270,896
5,285	Government National Mortgage Association I, 6.0%, 4/15/33	5,939
9,896	Government National Mortgage Association I, 6.0%, 4/15/33	11,113
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
24,153	Government National Mortgage Association I, 6.0%, 4/15/33	$27,226
15,478	Government National Mortgage Association I, 6.0%, 5/15/33	17,410
72,532	Government National Mortgage Association I, 6.0%, 5/15/33	83,171
5,670	Government National Mortgage Association I, 6.0%, 6/15/33	6,803
2,278	Government National Mortgage Association I, 6.0%, 9/15/33	2,560
6,614	Government National Mortgage Association I, 6.0%, 9/15/33	7,431
30,514	Government National Mortgage Association I, 6.0%, 9/15/33	36,372
20,005	Government National Mortgage Association I, 6.0%, 10/15/33	23,020
41,145	Government National Mortgage Association I, 6.0%, 11/15/33	46,239
98,288	Government National Mortgage Association I, 6.0%, 3/15/34	114,211
22,539	Government National Mortgage Association I, 6.0%, 6/15/34	26,450
16,462	Government National Mortgage Association I, 6.0%, 8/15/34	19,725
39,351	Government National Mortgage Association I, 6.0%, 8/15/34	44,214
9,640	Government National Mortgage Association I, 6.0%, 9/15/34	10,993
32,904	Government National Mortgage Association I, 6.0%, 9/15/34	37,026
65,459	Government National Mortgage Association I, 6.0%, 9/15/34	77,745
39,072	Government National Mortgage Association I, 6.0%, 10/15/34	44,194
42,014	Government National Mortgage Association I, 6.0%, 10/15/34	47,278
87,384	Government National Mortgage Association I, 6.0%, 10/15/34	98,290
63,494	Government National Mortgage Association I, 6.0%, 11/15/34	73,154
369,393	Government National Mortgage Association I, 6.0%, 9/15/35	435,937
104,946	Government National Mortgage Association I, 6.0%, 8/15/36	125,858
54,201	Government National Mortgage Association I, 6.0%, 10/15/36	63,791
20,661	Government National Mortgage Association I, 6.0%, 11/15/37	24,782
12,673	Government National Mortgage Association I, 6.0%, 8/15/38	14,279
5,742	Government National Mortgage Association I, 6.5%, 10/15/24	6,119
4,842	Government National Mortgage Association I, 6.5%, 4/15/28	5,407
26,108	Government National Mortgage Association I, 6.5%, 4/15/28	29,154
4,199	Government National Mortgage Association I, 6.5%, 6/15/28	4,794
3,084	Government National Mortgage Association I, 6.5%, 8/15/28	3,444
1,814	Government National Mortgage Association I, 6.5%, 10/15/28	2,025
5,766	Government National Mortgage Association I, 6.5%, 10/15/28	6,438
16,147	Government National Mortgage Association I, 6.5%, 1/15/29	18,031
762	Government National Mortgage Association I, 6.5%, 2/15/29	850
3,325	Government National Mortgage Association I, 6.5%, 2/15/29	3,713
5,807	Government National Mortgage Association I, 6.5%, 2/15/29	6,484
2,021	Government National Mortgage Association I, 6.5%, 3/15/29	2,257
2,280	Government National Mortgage Association I, 6.5%, 3/15/29	2,546
5,209	Government National Mortgage Association I, 6.5%, 3/15/29	5,817
12,330	Government National Mortgage Association I, 6.5%, 3/15/29	13,769
33,252	Government National Mortgage Association I, 6.5%, 3/15/29	37,131
865	Government National Mortgage Association I, 6.5%, 5/15/29	966
871	Government National Mortgage Association I, 6.5%, 5/15/29	973
26,836	Government National Mortgage Association I, 6.5%, 5/15/29	31,003
18,396	Government National Mortgage Association I, 6.5%, 6/15/29	20,542
24,171	Government National Mortgage Association I, 6.5%, 4/15/31	27,479
7,331	Government National Mortgage Association I, 6.5%, 5/15/31	8,610
7,509	Government National Mortgage Association I, 6.5%, 5/15/31	8,837
31,244	Government National Mortgage Association I, 6.5%, 5/15/31	35,095
4,132	Government National Mortgage Association I, 6.5%, 6/15/31	4,653
10,612	Government National Mortgage Association I, 6.5%, 7/15/31	11,850
22,350	Government National Mortgage Association I, 6.5%, 8/15/31	25,218
9,183	Government National Mortgage Association I, 6.5%, 9/15/31	10,254
3,635	Government National Mortgage Association I, 6.5%, 10/15/31	4,059
3,652	Government National Mortgage Association I, 6.5%, 10/15/31	4,078
36,850	Government National Mortgage Association I, 6.5%, 10/15/31	41,149
2,386	Government National Mortgage Association I, 6.5%, 11/15/31	2,665
35,884	Government National Mortgage Association I, 6.5%, 11/15/31	40,070
13,500	Government National Mortgage Association I, 6.5%, 1/15/32	15,076
54,177	Government National Mortgage Association I, 6.5%, 1/15/32	62,313
2,616	Government National Mortgage Association I, 6.5%, 2/15/32	2,921
9,075	Government National Mortgage Association I, 6.5%, 2/15/32	10,444
10,211	Government National Mortgage Association I, 6.5%, 2/15/32	12,006
16,149	Government National Mortgage Association I, 6.5%, 2/15/32	19,001
16,509	Government National Mortgage Association I, 6.5%, 2/15/32	18,435
8,250	Government National Mortgage Association I, 6.5%, 3/15/32	9,213
54,194	Government National Mortgage Association I, 6.5%, 3/15/32	61,221
272	Government National Mortgage Association I, 6.5%, 4/15/32	304
5,776	Government National Mortgage Association I, 6.5%, 4/15/32	6,538
7,558	Government National Mortgage Association I, 6.5%, 4/15/32	8,537
22,563	Government National Mortgage Association I, 6.5%, 4/15/32	26,449
2,645	Government National Mortgage Association I, 6.5%, 5/15/32	2,961
3,102	Government National Mortgage Association I, 6.5%, 5/15/32	3,463
4,193	Government National Mortgage Association I, 6.5%, 5/15/32	4,683
4,899	Government National Mortgage Association I, 6.5%, 5/15/32	5,739
7,994	Government National Mortgage Association I, 6.5%, 6/15/32	9,079
8,474	Government National Mortgage Association I, 6.5%, 6/15/32	9,463
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
7,320	Government National Mortgage Association I, 6.5%, 7/15/32	$8,174
8,220	Government National Mortgage Association I, 6.5%, 7/15/32	9,263
74,068	Government National Mortgage Association I, 6.5%, 7/15/32	88,005
3,164	Government National Mortgage Association I, 6.5%, 8/15/32	3,601
17,334	Government National Mortgage Association I, 6.5%, 8/15/32	20,213
27,839	Government National Mortgage Association I, 6.5%, 8/15/32	31,487
11,355	Government National Mortgage Association I, 6.5%, 9/15/32	13,098
30,534	Government National Mortgage Association I, 6.5%, 9/15/32	34,096
30,720	Government National Mortgage Association I, 6.5%, 9/15/32	34,960
34,290	Government National Mortgage Association I, 6.5%, 10/15/32	38,291
26,133	Government National Mortgage Association I, 6.5%, 11/15/32	30,928
157,038	Government National Mortgage Association I, 6.5%, 12/15/32	184,970
1,731	Government National Mortgage Association I, 6.5%, 1/15/33	2,020
171,135	Government National Mortgage Association I, 6.5%, 1/15/33	202,289
16,729	Government National Mortgage Association I, 6.5%, 5/15/33	18,680
1,316	Government National Mortgage Association I, 6.5%, 10/15/33	1,491
95,216	Government National Mortgage Association I, 6.5%, 6/15/34	108,417
3,463	Government National Mortgage Association I, 6.5%, 9/15/34	3,867
34,227	Government National Mortgage Association I, 6.5%, 4/15/35	38,220
5,557	Government National Mortgage Association I, 6.5%, 6/15/35	6,205
15,655	Government National Mortgage Association I, 6.5%, 7/15/35	17,481
56,150	Government National Mortgage Association I, 6.5%, 7/15/35	62,700
5,989	Government National Mortgage Association I, 7.0%, 8/15/23	6,261
17,469	Government National Mortgage Association I, 7.0%, 9/15/24	18,683
6,027	Government National Mortgage Association I, 7.0%, 7/15/25	6,379
3,061	Government National Mortgage Association I, 7.0%, 11/15/26	3,391
7,271	Government National Mortgage Association I, 7.0%, 6/15/27	8,107
9,145	Government National Mortgage Association I, 7.0%, 1/15/28	10,101
6,975	Government National Mortgage Association I, 7.0%, 2/15/28	7,278
3,800	Government National Mortgage Association I, 7.0%, 4/15/28	3,815
7,737	Government National Mortgage Association I, 7.0%, 7/15/28	8,580
581	Government National Mortgage Association I, 7.0%, 8/15/28	649
7,439	Government National Mortgage Association I, 7.0%, 11/15/28	8,654
21,920	Government National Mortgage Association I, 7.0%, 11/15/28	25,329
16,710	Government National Mortgage Association I, 7.0%, 4/15/29	18,240
17,038	Government National Mortgage Association I, 7.0%, 4/15/29	17,624
17,711	Government National Mortgage Association I, 7.0%, 5/15/29	18,053
4,986	Government National Mortgage Association I, 7.0%, 7/15/29	5,520
33,274	Government National Mortgage Association I, 7.0%, 11/15/29	37,036
763	Government National Mortgage Association I, 7.0%, 12/15/30	765
1,518	Government National Mortgage Association I, 7.0%, 12/15/30	1,543
16,559	Government National Mortgage Association I, 7.0%, 12/15/30	19,358
30,919	Government National Mortgage Association I, 7.0%, 12/15/30	31,372
34,910	Government National Mortgage Association I, 7.0%, 1/15/31	35,347
4,323	Government National Mortgage Association I, 7.0%, 3/15/31	4,442
13,019	Government National Mortgage Association I, 7.0%, 6/15/31	15,506
1,584	Government National Mortgage Association I, 7.0%, 7/15/31	1,870
77,020	Government National Mortgage Association I, 7.0%, 8/15/31	91,858
8,618	Government National Mortgage Association I, 7.0%, 9/15/31	9,017
18,257	Government National Mortgage Association I, 7.0%, 9/15/31	20,524
6,703	Government National Mortgage Association I, 7.0%, 11/15/31	7,027
36,551	Government National Mortgage Association I, 7.0%, 3/15/32	41,456
29,948	Government National Mortgage Association I, 7.0%, 4/15/32	33,979
44,657	Government National Mortgage Association I, 7.0%, 5/15/32	54,046
1,313	Government National Mortgage Association I, 7.5%, 3/15/23	1,328
10,714	Government National Mortgage Association I, 7.5%, 10/15/23	11,285
737	Government National Mortgage Association I, 7.5%, 6/15/24	747
5,532	Government National Mortgage Association I, 7.5%, 8/15/25	5,555
1,832	Government National Mortgage Association I, 7.5%, 9/15/25	1,980
3,762	Government National Mortgage Association I, 7.5%, 2/15/27	3,832
15,375	Government National Mortgage Association I, 7.5%, 3/15/27	17,596
24,757	Government National Mortgage Association I, 7.5%, 10/15/27	27,554
11,281	Government National Mortgage Association I, 7.5%, 6/15/29	12,636
2,127	Government National Mortgage Association I, 7.5%, 8/15/29	2,157
6,278	Government National Mortgage Association I, 7.5%, 8/15/29	6,333
10,823	Government National Mortgage Association I, 7.5%, 9/15/29	10,867
11,745	Government National Mortgage Association I, 7.5%, 2/15/31	11,870
13,000	Government National Mortgage Association I, 7.5%, 2/15/31	13,463
5,654	Government National Mortgage Association I, 7.5%, 3/15/31	5,841
17,152	Government National Mortgage Association I, 7.5%, 12/15/31	17,873
1,769	Government National Mortgage Association I, 7.75%, 2/15/30	1,793
98	Government National Mortgage Association I, 8.5%, 8/15/21	98
475	Government National Mortgage Association I, 9.0%, 6/15/22	479
291,389	Government National Mortgage Association II, 3.5%, 3/20/45	310,816
297,526	Government National Mortgage Association II, 3.5%, 4/20/45	321,439
477,539	Government National Mortgage Association II, 3.5%, 4/20/45	518,213
758,780	Government National Mortgage Association II, 3.5%, 4/20/45	822,752
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
982,110	Government National Mortgage Association II, 3.5%, 3/20/46	$1,075,680
3,402,232	Government National Mortgage Association II, 4.0%, 7/20/44	3,759,363
122,351	Government National Mortgage Association II, 4.0%, 9/20/44	135,167
826,031	Government National Mortgage Association II, 4.0%, 10/20/44	913,524
2,813,558	Government National Mortgage Association II, 4.0%, 10/20/46	3,073,963
1,281,568	Government National Mortgage Association II, 4.0%, 2/20/48	1,418,463
1,567,236	Government National Mortgage Association II, 4.0%, 4/20/48	1,734,656
32,182	Government National Mortgage Association II, 4.5%, 12/20/34	36,109
132,931	Government National Mortgage Association II, 4.5%, 1/20/35	149,137
22,722	Government National Mortgage Association II, 4.5%, 3/20/35	25,488
584,763	Government National Mortgage Association II, 4.5%, 9/20/41	655,735
2,162,254	Government National Mortgage Association II, 4.5%, 9/20/44	2,332,189
825,838	Government National Mortgage Association II, 4.5%, 10/20/44	925,872
1,742,306	Government National Mortgage Association II, 4.5%, 11/20/44	1,953,568
2,758,264	Government National Mortgage Association II, 4.5%, 2/20/48	2,986,525
95,014	Government National Mortgage Association II, 5.5%, 3/20/34	111,049
78,611	Government National Mortgage Association II, 5.5%, 4/20/34	91,905
41,116	Government National Mortgage Association II, 5.5%, 10/20/37	45,529
59,176	Government National Mortgage Association II, 5.75%, 6/20/33	65,515
18,460	Government National Mortgage Association II, 5.9%, 1/20/28	20,455
32,921	Government National Mortgage Association II, 5.9%, 7/20/28	36,240
9,335	Government National Mortgage Association II, 6.0%, 10/20/31	10,588
44,319	Government National Mortgage Association II, 6.0%, 1/20/33	52,205
48,726	Government National Mortgage Association II, 6.0%, 10/20/33	57,388
28,424	Government National Mortgage Association II, 6.0%, 6/20/34	33,470
67,197	Government National Mortgage Association II, 6.45%, 1/20/33	73,997
4,354	Government National Mortgage Association II, 6.5%, 1/20/24	4,539
19,491	Government National Mortgage Association II, 6.5%, 8/20/28	22,148
951	Government National Mortgage Association II, 6.5%, 2/20/29	1,096
353	Government National Mortgage Association II, 6.5%, 3/20/29	404
11,612	Government National Mortgage Association II, 6.5%, 4/20/29	13,233
6,218	Government National Mortgage Association II, 6.5%, 4/20/31	7,272
4,414	Government National Mortgage Association II, 6.5%, 6/20/31	5,184
21,110	Government National Mortgage Association II, 6.5%, 10/20/32	25,211
29,769	Government National Mortgage Association II, 6.5%, 3/20/34	35,659
2,959	Government National Mortgage Association II, 7.0%, 5/20/26	3,232
9,119	Government National Mortgage Association II, 7.0%, 8/20/27	10,379
9,263	Government National Mortgage Association II, 7.0%, 6/20/28	10,578
33,892	Government National Mortgage Association II, 7.0%, 11/20/28	38,861
35,779	Government National Mortgage Association II, 7.0%, 1/20/29	40,912
3,141	Government National Mortgage Association II, 7.0%, 2/20/29	3,559
935	Government National Mortgage Association II, 7.0%, 12/20/30	1,086
5,117	Government National Mortgage Association II, 7.0%, 1/20/31	6,046
2,582	Government National Mortgage Association II, 7.0%, 3/20/31	3,063
15,597	Government National Mortgage Association II, 7.0%, 7/20/31	18,601
5,652	Government National Mortgage Association II, 7.0%, 11/20/31	6,739
5,969	Government National Mortgage Association II, 7.5%, 5/20/30	7,067
1,811	Government National Mortgage Association II, 7.5%, 6/20/30	2,132
2,589	Government National Mortgage Association II, 7.5%, 7/20/30	2,980
5,560	Government National Mortgage Association II, 7.5%, 8/20/30	6,709
3,034	Government National Mortgage Association II, 7.5%, 12/20/30	3,669
6	Government National Mortgage Association II, 8.0%, 5/20/25	7
496	Government National Mortgage Association II, 9.0%, 3/20/22	498
58	Government National Mortgage Association II, 9.0%, 4/20/22	58
1,215	Government National Mortgage Association II, 9.0%, 11/20/24	1,220
125,000,000(f)	U.S. Treasury Bills, 4/1/21	125,000,000
150,000,000(f)	U.S. Treasury Bills, 4/8/21	149,999,781
150,000,000(f)	U.S. Treasury Bills, 4/13/21	149,999,750
17,654,894	U.S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50	18,316,263
33,650,807	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/48	41,595,552
53,177,157	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/49	66,143,243
44,400,000	U.S. Treasury Notes, 0.125%, 10/31/22	44,394,797
31,428,700	U.S. Treasury Notes, 0.625%, 8/15/30	28,457,706
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $1,807,822,856)	$1,837,629,207
	TEMPORARY CASH INVESTMENTS - 3.0% of Net Assets
	REPURCHASE AGREEMENTS - 3.0%
15,000,000	$15,000,000 Merrill Lynch, Pierce, Fenner & Smith, 0.01%, dated 03/31/2021 plus accrued interest on 4/1/21 collateralized by $15,300,000 Government National Mortgage Association, 2.5%, 12/20/50-03/20/51.	$15,000,000
Principal Amount USD ($)		Value
	REPURCHASE AGREEMENTS - (continued)
45,000,000	$45,000,000 RBC Capital Markets LLC, 0.01%, dated 03/31/21 plus accrued interest on 4/1/21 collateralized by following: $23,593,150 Freddie Mac Giant, 2.5-3.5%, 1/1/44-7/1/50. $22,306,857 Government National Mortgage Association, 2.5-4%, 2/20/50-51.	$45,000,000
45,000,000	$45,000,000 ScotiaBank, 0.01%, dated 03/31/2021 plus accrued interest on 4/1/21 collateralized by the following: $362,300 Freddie Mac Giant, 1.9%, 9-10/1/50 $19,144,760 Freddie Mac Giant, 1.9-4%, 10/1/49-50 $3,865,777 Federal National Mortgage Association, 2-4.5%, 11/1/32-10/1/50 $22,527,188 U.S. Treasury Notes, 0.1%, 10/31/22..	45,000,000
32,500,000	$32,500,000 TD Securities USA LLC, 0.01%, dated 3/31/21 plus accrued interest on 4/1/21 collateralized by $33,150,016 U.S. Treasury Notes, 0.4-2.9%, 8/31/21-5/15/26	32,500,000
32,790,000	$32,790,000 TD Securities USA LLC, 0.01%, dated 3/31/21 plus accrued interest on 4/1/21 collateralized by $33,445,868 U.S. Treasury Notes, 1.8-2.9%, 3/31/22-2/15/27.	32,790,000
		$170,290,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $170,290,000)	$170,290,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 105.6%
	(Cost $5,930,034,163)	$6,049,353,257
	OTHER ASSETS AND LIABILITIES - (5.6)%	$(321,723,925)
	NET ASSETS - 100.0%	$5,727,629,332

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily Small Balance Certificates.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFRRATE	Secured Overnight Financing Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2021, the value of these securities amounted to $2,553,887,585, or 44.6% of net assets.

(TBA)	“To Be Announced” Securities.
†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (h) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at March 31, 2021.

+	Security that used significant unobservable inputs to determine its value.
(a)	Security is perpetual in nature and has no stated maturity date.
(b)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2021.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2021.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at March 31, 2021.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(g)	Non-income producing security.
(h)	Issued as participation notes.
(i)	Issued as preference shares.
(j)	Consists of Revenue Bonds unless otherwise indicated.
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Acorn Re	7/3/2018	$1,148,915	$1,158,050
Ailsa Re 2019	6/4/2019	2,500,000	2,650,430
Alamo Re	3/24/2021	1,253,375	1,251,500
Alturas Re 2019-2	12/19/2018	34,018	90,348
Alturas Re 2019-2	12/20/2018	2,200	10,061
Alturas Re 2019-3	6/26/2019	24,550	34,124
Alturas Re 2020-1A	12/27/2019	285,668	130,779
Alturas Re 2020-1B	1/1/2020	363,577	166,446
Alturas Re 2020-2	1/1/2020	540,698	677,927
Alturas Re 2020-3	8/3/2020	225,450	224,999
Alturas Re 2021-2	2/16/2021	3,959,302	3,916,542
Ballybunion Re	12/31/2019	8,021,543	8,360,445
Ballybunion Re 2020-3	1/21/2021	2,254,957	2,250,000
Bantry Re 2016	2/6/2019	161,200	161,200
Bantry Re 2017	2/6/2019	87,696	87,662
Bantry Re 2018	2/6/2019	22,757	22,800
Bantry Re 2019	2/1/2019	–	169,818
Bantry Re 2020	2/4/2020	265,462	698,362
Restricted Securities	Acquisition date	Cost	Value
Bantry Re 2021	1/11/2021	$5,000,000	$5,109,693
Berwick Re 2017-1	1/5/2017	66,325	66,200
Berwick Re 2018-1	1/10/2018	1,680,676	979,295
Berwick Re 2019-1	12/31/2018	870,105	870,167
Berwick Re 2020-1	9/24/2020	–	300
Berwick Re 2021-1	12/28/2020	4,000,000	4,066,800
Blue Lotus Re 2018	12/20/2017	–	38,375
Bonanza Re	2/13/2020	500,000	504,500
Bonanza Re	12/15/2020	1,000,000	1,008,800
Bowline Re	5/10/2018	2,000,000	2,024,200
Caelus Re V	4/27/2017	500,000	40,000
Caelus Re VI	2/20/2020	500,000	510,050
Carnoustie Re 2017	1/3/2017	1,069,907	593,100
Carnoustie Re 2019	12/31/2018	–	2,166
Carnoustie Re 2020	7/16/2020	146,281	326,400
Carnoustie Re 2021	1/25/2021	1,853,719	1,885,308
Castle Stuart Re 2018	12/20/2017	302,128	40,624
Cedar Re 2020	7/31/2020	–	97,545
Denning Re	11/9/2020	2,937,355	3,003,004
Dingle Re 2019	3/4/2019	–	12,315
Dingle Re 2020	2/13/2020	698,625	775,869
Easton Re Pte	12/15/2020	2,500,000	2,516,250
Eden Re II	12/14/2018	1,728	32,449
Eden Re II	1/22/2019	6,926	341,675
Eden Re II	12/16/2019	210,000	249,501
Eden Re II	1/23/2018	4,295	146,781
Eden Re II	12/15/2017	7,471	101,879
Eden Re II	12/23/2019	640,000	776,512
Eden Re II, Series B	1/25/2021	7,500,000	7,233,750
First Coast Re 2017-1 Ltd.	3/26/2021	2,259,450	2,256,525
FloodSmart Re	4/10/2019	250,000	249,975
FloodSmart Re Ltd.	2/9/2021	759,375	757,500
FloodSmart Re Ltd.	2/16/2021	1,250,000	1,248,375
Formby Re 2018	7/9/2018	165,490	208,790
Four Lakes Re	11/5/2020	2,000,000	1,973,000
Four Lakes Re	11/5/2020	1,750,000	1,739,675
Gleneagles Re 2016	1/14/2016	–	109,200
Gleneagles Re 2018	12/27/2017	80,273	118,300
Gleneagles Re 2019	12/31/2018	–	19,818
Gleneagles Re 2020	6/16/2020	62,160	177,250
Gleneagles Re 2021	1/13/2021	1,250,000	1,279,922
Gullane Re 2018	3/26/2018	218,740	361,093
Gullane Re 2021	1/13/2021	6,000,000	6,116,469
Harambee Re 2018	12/19/2017	101,721	7,200
Harambee Re 2019	12/20/2018	–	42,000
Harambee Re 2020	2/27/2020	163,459	429,600
Herbie Re	10/19/2020	500,000	527,900
Hypatia, Ltd.	7/10/2020	500,000	529,750
Hypatia, Ltd.	7/10/2020	1,000,000	1,064,000
International Bank for Reconstruction & Development	2/28/2020	250,000	252,750
Isosceles Re 2020	6/8/2020	–	31,200
Kendall Re	6/12/2020	249,090	249,625
Kilimanjaro II Re	4/6/2017	850,000	851,275
Kilimanjaro II Re	4/6/2017	1,500,000	1,502,250
Kilimanjaro III Re	12/9/2019	2,750,000	2,790,975
Kilimanjaro Re	4/18/2018	1,600,000	1,610,080
Limestone Re	6/20/2018	151,798	272,961
Limestone Re 2016-1	12/15/2016	6,766	107,125
Limestone Re 2016-1	12/15/2016	2,310	36,579
Limestone Re 2018	6/20/2018	2,000	–
Limestone Re 2019	12/15/2016	11,622	–
Limestone Re 2020-1	12/27/2019	212,971	370,904
Limestone Re 2020-1	12/15/2016	71,990	125,376
Limestone Re 2020-2	6/20/2018	1,333,000	1,440,040
Lion Rock Re 2019	12/17/2018	–	20,250
Lion Rock Re 2020	3/27/2020	–	19,900
Lion Rock Re 2021	3/1/2021	500,000	531,800
Liphook Re 2020	7/14/2020	1,174,798	1,287,223
Long Point Re III	5/17/2018	2,500,000	2,506,750
Lorenz Re 2018	6/26/2018	1,134,452	53,500
Lorenz Re 2019	6/26/2019	954,421	140,679
Lorenz Re 2020	8/11/2020	2,480,490	2,570,532
Lorenz Re 2020	8/12/2020	2,019,510	2,092,818
Matterhorn Re	1/29/2020	1,247,138	1,219,875
Matterhorn Re	1/29/2020	1,496,627	1,513,200
Matterhorn Re	4/30/2020	250,000	255,325
Matterhorn Re	6/25/2020	1,750,000	1,805,125
Matterhorn Re	11/24/2020	5,000,000	5,020,000
Matterhorn Re	6/25/2020	2,330,439	2,330,750
Matterhorn Re	11/24/2020	2,500,000	2,507,250
Restricted Securities	Acquisition date	Cost	Value
Merion Re 2018-2	12/28/2017	$288,065	$1,158,500
Merion Re 2021-1	1/8/2021	216,019	223,892
Merion Re 2021-2	12/28/2020	9,000,000	9,215,329
Mona Lisa Re	12/30/2019	500,000	509,000
NCM Re 2019	12/27/2018	5,444	117,700
Northshore Re II	12/2/2020	750,000	768,000
Oakmont Re 2017	5/10/2017	–	29,400
Oakmont Re 2020	12/3/2020	1,709,677	1,996,511
Old Head Re 2021	1/11/2021	303,709	327,946
Pangaea Re 2016-2	5/31/2016	–	5,350
Pangaea Re 2018-1	12/26/2017	543,427	80,007
Pangaea Re 2018-3	5/31/2018	1,565,597	134,832
Pangaea Re 2019-1	1/9/2019	42,174	83,704
Pangaea Re 2019-3	7/25/2019	143,386	171,924
Pangaea Re 2020-1	1/21/2020	–	84,354
Pangaea Re 2020-1	1/19/2021	5,000,000	5,105,317
Pangaea Re 2020-3	9/2/2020	5,000,000	5,420,781
Phoenix One Re	12/21/2020	1,250,000	1,259,625
Pine Valley Re 2021	12/30/2020	934,329	944,020
Port Royal Re 2019	5/20/2019	1,841,312	2,089,534
Residential Reinsurance 2020	10/30/2020	1,500,000	1,520,250
Residential Reinsurance 2020	5/27/2020	250,000	251,350
Resilience Re	4/13/2017	11,762	360
Sanders Re II, Ltd.	5/20/2020	250,000	255,000
Sector Re V	12/4/2018	478,905	295,419
Sector Re V	4/29/2020	900,000	1,070,599
Sector Re V	12/21/2020	2,699,987	2,622,900
Sector Re V	1/1/2020	99,999	237,464
Sector Re V	12/4/2020	1,500,000	1,457,174
Sector Re V	4/29/2020	900,000	976,546
Sector Re V, Ltd.	4/24/2020	500,000	594,777
Sector Re V, Series 8, Class D	12/14/2018	97,780	62,831
Sector Re V, Series 9, Class A	4/23/2019	600,000	337,993
Sector Re V, Series 9, Class C	12/4/2019	200,000	474,933
Sector Re V, Series 9, Class G	5/1/2019	1,914	31,920
Seminole Re 2018	1/2/2018	4,931	14,019
Spectrum Capital, Ltd.	6/12/2020	995,628	1,004,600
St. Andrews Re 2017-1	1/3/2017	203,245	203,400
St. Andrews Re 2017-4	3/31/2017	–	171,018
Sussex Capital UK Pcc Ltd.	12/7/2020	1,000,000	1,019,000
Sussex Re 2020-1	1/21/2020	–	240,406
Sussex Re 2021-1	1/26/2021	1,250,000	1,245,000
Thopas Re 2018	12/12/2017	67,882	3,150
Thopas Re 2019	12/21/2018	113,674	125,400
Thopas Re 2020	12/30/2019	–	19,800
Thopas Re 2021	12/30/2020	7,000,000	7,003,500
Ursa Re	6/12/2020	247,897	250,275
Ursa Re	11/20/2019	2,000,000	2,025,200
Ursa Re II Ltd.	10/8/2020	4,000,000	4,088,400
Versutus Re 2018	1/31/2018	12,693	6,600
Versutus Re 2019-A	1/28/2019	–	32,831
Versutus Re 2019-B	12/24/2018	–	32,269
Viribus Re 2018	12/22/2017	81,550	–
Viribus Re 2019	12/27/2018	–	150,745
Viribus Re 2020	3/12/2020	421,904	23,596
Viribus Re 2021	2/1/2021	3,717,666	3,890,166
Vitality Re X	2/3/2020	2,498,180	2,487,500
Vitality Re XI	1/31/2020	993,946	974,500
Walton Health Re 2018	10/19/2018	364,726	173,816
Walton Health Re 2019	7/18/2019	215,947	294,118
White Heron Re 2020	7/21/2020	–	77,200
Woburn Re 2018	3/20/2018	574,482	119,152
Woburn Re 2019	1/30/2019	1,299,830	1,472,424
Total Restricted Securities			$175,210,787
% of Net assets			3.1%

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
1,062	U.S. 2 Year Note (CBT)	6/30/21	$234,626,891	$234,411,609	$(215,282)
4,345	U.S. 5 Year Note (CBT)	6/30/21	542,855,219	536,166,213	(6,689,006)
1,229	U.S. Ultra Bond (CBT)	6/21/21	235,222,906	222,717,844	(12,505,062)
			$1,012,705,016	$993,295,666	$(19,409,350)

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
2,067	U.S. 10 Year Note (CBT)	6/21/21	$(277,141,938)	$(270,647,813)	$6,494,125
1,136	U.S. 10 Year Ultra	6/21/21	(169,196,461)	(163,229,000)	5,967,461
37	U.S. Long Bond (CBT)	6/21/21	(5,978,680)	(5,719,969)	258,711
			$(452,317,079)	$(439,596,782)	$12,720,297

TOTAL FUTURES CONTRACTS			$560,387,937	$553,698,884	$(6,689,053)

SWAP CONTRACT

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - BUY PROTECTION
Notional Amount ($)(1)		Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized (Depreciation)	Market Value
79,790,000		Markit CDX North America High Yield Series 34	Receive	5.00%	12/20/25	$432,196	$(7,792,336)	$(7,360,140)

TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - BUY PROTECTION						$432,196	$(7,792,336)	$(7,360,140)
TOTAL SWAP CONTRACT						$432,196	$(7,792,336)	$(7,360,140)

	(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
	(2)	Receives quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2021, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stock	$107,481	$–	$–	$107,481
Convertible Preferred Stocks	98,209,210	–	–	98,209,210
Asset Backed Securities	–	724,562,620	–	724,562,620
Collateralized Mortgage Obligations	–	867,847,197	9,519,320	877,366,517
Commercial Mortgage-Backed Securities	–	371,186,262	–	371,186,262
Corporate Bonds	–	1,741,285,089	–	1,741,285,089
Foreign Government Bonds	–	28,866,206	–	28,866,206
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - Massachusetts	–	–	3,003,004	3,003,004
Multiperil - U.S.	–	–	13,488,163	13,488,163
Multiperil - U.S. Regional	–	–	2,650,430	2,650,430
Multiperil - Worldwide	–	–	4,331,156	4,331,156
Windstorm - Florida	–	–	306,335	306,335
Windstorm - North Carolina	–	–	31,200	31,200
Windstorm - U.S. Multistate	–	–	77,200	77,200
Windstorm - U.S. Regional	–	–	3,313,134	3,313,134
Reinsurance Sidecars
Multiperil - U.S.	–	–	3,326,398	3,326,398
Multiperil - Worldwide	–	–	85,755,412	85,755,412
All Other Insurance-Linked Securities	–	58,928,355	–	58,928,355
Municipal Bonds	–	3,054,337	–	3,054,337
Senior Secured Floating Rate Loan Interests	–	21,585,541	–	21,585,541
U.S. Government and Agency Obligations	–	1,837,629,207	–	1,837,629,207
Repurchase Agreements	–	170,290,000	–	170,290,000
Total Investments in Securities	$98,316,691	$5,825,234,814	$125,801,752	$6,049,353,257
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(6,689,053)	$–	$–	$(6,689,053)
Swap contracts, at value	–	(7,360,140)	–	(7,360,140)
Total Other Financial Instruments	$(6,689,053)	$(7,360,140)	$–	$(14,049,193)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Collateralized Mortgage Obligation	Insurance- Linked Securities	Total
Balance as of 6/30/20	$-	$125,880,061	$125,880,061
Realized gain (loss)	-	(692,228)	(692,228)
Change in unrealized appreciation (depreciation)	(114)	(638,897)	(639,011)
Accrued discounts/premiums	114	75,196	75,310
Purchases	9,519,320	92,585,897	102,105,217
Sales	-	(100,927,597)	(100,927,597)
Transfers in to Level 3*	-	–	–
Transfers out of Level 3*	-	–	–
Balance as of 3/31/21	$9,519,320	$116,282,432	$125,801,752

* Transfers are calculated on the beginning of period values. For the nine months ended March 31, 2021, there were no transfers in or out of Level 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at March 31, 2021: $(129,020).

Pioneer Bond Fund | 3/31/21